UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number		811-08846

Tributary Funds, Inc.
(Exact name of registrant as specified in charter)

Tributary Capital Management, LLC 1620 Dodge Street Omaha, Nebraska			68197
(Address of principal executive offices)			(Zip code)

Daniel W. Koors Jackson Fund Services 225 West Wacker Drive, Suite 1200 Chicago, Illinois 60606
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(800) 662-4203

Date of fiscal year end:	March 31

Date of reporting period:	April 1, 2013 – September 30, 2013

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. §3507.

Item 1. Report to Shareholders.

Tributary Funds®

Semi-Annual Report

September 30, 2013

Tributary Short-Intermediate Bond Fund

Institutional Class: FOSIX

Institutional Plus Class: FOSPX

Tributary Income Fund

Institutional Class: FOINX

Institutional Plus Class: FOIPX

Tributary Balanced Fund

Institutional Class: FOBAX

Institutional Plus Class: FOBPX

Tributary Large Cap Growth Fund

Institutional Class: FOLCX

Insitutional Plus Class: FOLPX

Tributary Growth Opportunities Fund

Institutional Class: FOGRX

Institutional Plus Class: FOGPX

Tributary Small Company Fund

Institutional Class: FOSCX

Institutional Plus Class: FOSBX

Notice to Investors

Shares of Tributary Funds:

• ARE NOT FDIC INSURED • MAY LOSE VALUE • HAVE NO BANK GUARANTEE

Investors should carefully consider the investment objectives, risks, charges and expenses of the Tributary Funds. Mutual funds involve risk including loss of principal. This and other important information about the Tributary Funds is contained in the prospectus, which can be obtained by calling 1-800-662-4203 or by visiting www.tributaryfunds.com. The prospectus should be read carefully before investing. The Tributary Funds are distributed by Northern Lights Distributors, LLC member FINRA. Northern Lights and the Tributary Funds’ investment adviser are not affiliated.

SEMI-ANNUAL REPORT 2013

Dear Shareholder:

In July of this year, we said goodbye to one of our longest tenured funds, the Tributary Core Equity Fund.  The Tributary Core Equity Fund’s strong fundamental focus in this world of hyper-easy money and macro oriented investment themes had caused the Fund’s performance to lag its benchmark and peer group significantly over the last several years.  What appears to be a long-term secular trend at play, where investments in the largest capitalization companies, particularly here in the U.S., are more frequently being allocated to Exchange Traded Funds and Index Funds by investors, hurt the Tributary Core Equity Fund as well.  Additionally, given the lack of progress towards any coherent fiscal policy to grow our economy in Washington, D.C., the U.S. Federal Reserve (“Federal Reserve”) has continued its ultra-accommodative policy.  The Federal Reserve has kept short-term rates at or near zero by buying $80 billion a month in bonds.  This has forced those on a fixed income, who count on interest bearing investments, to take on more risk than they normally would in order to get a decent return.  This “risk on” mentality has made it very difficult for managers like us, particularly in the large cap value space, to keep up with the indices over the last several years.  Business fundamentals, and more importantly, earnings, are what drive stock prices over time.  There can occasionally be disconnects, and at times such as this, the disconnect can go on for multiple quarters and even years.

At the same time, we also made a change in the management of the Tributary Balanced Fund.  For about the last three years, the Fund had been managed by First National Fund Advisors (“FNFA”), a sister company to Tributary Capital Management, LLC, the investment adviser to the Funds.  David Jordan, a Portfolio Manager at the Fund’s investment adviser who had been managing the Fund for more than a decade prior to FNFA, retook the helm of this 5 star-rated Fund in July.  In September 2013 the Mutual Fund Observer wrote a very nice article about the Fund and David, comparing the Tributary long-term track record to those of some of the largest and most well-known funds in the business.  Take a look at the article if you have a chance.

This year has been particularly good for stocks, with most major averages up significantly.  Stocks are nowhere near the value they were in 2008-2009, but are by no means significantly over-valued.  Bonds on the other hand, after a 30+ year almost totally uninterrupted bull market, are beginning to become more challenging.  Based on my earlier comments, at some point in time rates will need to go higher.  It is always tempting in a world of very low returns to try to “reach” to get a little higher return.  It has been almost a generation since investors remember what it feels like to lose money in bonds.  It can happen.  This is not to say that bonds should not be part of your portfolio, they should.  You just need to be very careful in understanding what you own in this asset class, whether it is an individual bond or a bond fund.  Make sure you understand its sensitivity to interest rates, all bonds and funds are not the same!

On a forward looking basis, it appears to me that the easy money post the financial meltdown in 2007 and 2008 has been made.  Work with your advisor to understand your own unique needs and make sure you are spending as much time thinking about how to protect your assets as how to grow them.  And please continue your patronage of the Tributary Funds!

Best regards,

Stephen R. Frantz

President

sfrantz@tributarycapital.com

Comments are provided as a general market overview and should not be considered investment advice or predictive of any future market performance.

SEMI-ANNUAL REPORT 2013

PORTFOLIO COMPOSITION*

September 30, 2013 (Unaudited)

Short-Intermediate Bond Fund	Percentage of Total Investments
Corporate Bonds	30.9%
U.S. Treasury Securities	28.7%
Mortgage Related	28.1%
U.S. Government Mortgage-Backed Securities	5.1%
Municipals	4.7%
Short Term Investments	2.0%
Other	0.5%
100.0%

Income Fund	Percentage of Total Investments
Mortgage Related	28.9%
Corporate Bonds	25.2%
U.S. Government Mortgage-Backed Securities	23.5%
U.S. Treasury Securities	16.4%
Municipals	2.5%
Investment Companies	1.5%
Short Term Investments	0.8%
Exchange Traded Funds	0.6%
Other	0.6%
100.0%

Balanced Fund	Percentage of Total Investments
Financials	14.5%
Consumer Discretionary	13.6%
Information Technology	12.4%
Health Care	11.9%
Industrials	9.9%
Government Securities	7.2%
Energy	7.0%
Consumer Staples	6.5%
Materials	5.3%
Short Term Investments	4.9%
Utilities	3.4%
Telecommunication Services	2.6%
Exchange Traded Funds	0.8%
100.0%

Large Cap Growth Fund	Percentage of Total Investments
Information Technology	22.4%
Health Care	17.8%
Industrials	15.3%
Consumer Discretionary	13.9%
Financials	9.7%
Energy	7.9%
Consumer Staples	5.7%
Materials	5.0%
Short Term Investments	2.3%
100.0%

Growth Opportunities Fund	Percentage of Total Investments
Information Technology	19.0%
Consumer Discretionary	18.7%
Industrials	18.0%
Health Care	16.1%
Materials	9.4%
Financials	8.2%
Energy	5.6%
Consumer Staples	4.5%
Short Term Investments	0.5%
100.0%

Small Company Fund	Percentage of Total Investments
Financials	20.7%
Information Technology	18.4%
Industrials	16.6%
Consumer Discretionary	14.9%
Health Care	8.9%
Energy	6.8%
Materials	5.2%
Utilities	3.7%
Consumer Staples	3.0%
Short Term Investments	1.8%
100.0%

* Portfolio composition is as of September 30, 2013 and is subject to change.

See accompanying Notes to Portfolio Investments.

SEMI-ANNUAL REPORT 2013

SCHEDULES OF PORTFOLIO INVESTMENTS

September 30, 2013 (Unaudited)

SHORT-INTERMEDIATE BOND FUND

Principal Amount	Security Description	Value
Non-U.S. Government Agency Asset-Backed Securities - 28.3%
$49,861	Banc of America Mortgage Trust REMIC, 5.50%, 07/25/35	$49,646
219,448	Bayview Financial Acquisition Trust REMIC, 6.21%, 05/28/37 (a)	235,418
196,738	Bear Stearns Asset Backed Securities I Trust REMIC, 0.58%, 10/25/34 (a)	195,392
52,329	Bear Stearns Asset Backed Securities I Trust REMIC, 0.40%, 12/25/35 (a)	52,121
154,747	Bear Stearns Asset Backed Securities I Trust REMIC, 0.40%, 02/25/36 (a)	153,368
242,904	Bear Stearns Commercial Mortgage Securities Trust REMIC, 5.53%, 09/11/41	242,784
975,000	Cabela’s Master Credit Card Trust, 2.17%, 08/16/21	977,613
19,620	Chase Funding Mortgage Loan Asset-Backed Certificates REMIC, 4.60%, 01/25/15	19,617
132,315	Chase Funding Mortgage Loan Asset-Backed Certificates REMIC, 4.27%, 06/25/15	133,110
338,177	Chase Funding Mortgage Loan Asset-Backed Certificates REMIC, 4.40%, 02/25/30	338,003
183,891	Chase Mortgage Finance Trust REMIC, 5.50%, 05/25/35	186,856
35,575	Citicorp Mortgage Securities Pass-Through Certificates Trust REMIC, 5.50%, 04/25/35	35,414
850,806	Citigroup Mortgage Loan Trust Inc. REMIC, 0.33%, 08/25/36 (a)	819,401
277,412	Citigroup Mortgage Loan Trust Inc. REMIC, 0.33%, 10/25/36 (a)	274,880
162,323	Citimortgage Alternative Loan Trust REMIC, 5.25%, 03/25/21	165,009
318,355	CNL Commercial Mortgage Loan Trust (insured by AMBAC Assurance Corp.) REMIC, 0.62%, 10/25/30 (a) (b)	278,357
19,337	Countrywide Alternative Loan Trust REMIC, 3.89%, 08/25/36 (a)	19,308
491,818	Countrywide Asset-Backed Certificates REMIC, 4.46%, 10/25/35 (a)	493,324
71,900	Countrywide Asset-Backed Certificates REMIC, 0.42%, 04/25/36 (a)	71,608
436,782	Countrywide Asset-Backed Certificates REMIC, 0.36%, 07/25/36 (a)	423,982
14,312	Countrywide Asset-Backed Certificates REMIC, 0.53%, 08/25/47 (a)	14,284
98,965	Credit Suisse First Boston Mortgage Securities Corp. REMIC, 5.00%, 08/25/20	100,591
288,867	Credit-Based Asset Servicing and Securitization LLC REMIC, 1.30%, 02/25/33 (a)	259,704
915,000	Ford Credit Floorplan Master Owner Trust, 3.50%, 01/15/19	946,390
654,354	Fremont Home Loan Trust REMIC, 1.05%, 11/25/34 (a)	594,591
650,000	Goldman Sachs Alternative Mortgage Products Trust REMIC, 0.83%, 03/25/34 (a)	645,719
800,000	GS Mortgage Securities Corp II REMIC, 3.65%, 03/10/44 (b)	841,644
407,501	GSAMP Trust REMIC, 0.39%, 01/25/36 (a)	394,225
341,384	Irwin Whole Loan Home Equity Trust REMIC, 1.27%, 11/25/28 (a)	339,761
760,000	JPMorgan Chase Commercial Mortgage Securities Trust REMIC, 2.67%, 01/15/46	776,685
840,000	JPMorgan Mortgage Acquisition Trust REMIC, 0.41%, 07/25/36 (a)	703,124
895,000	Long Beach Mortgage Loan Trust REMIC, 1.08%, 10/25/34 (a)	823,266
705,752	Long Beach Mortgage Loan Trust REMIC, 0.91%, 04/25/35 (a)	703,739
51,382	MASTR Asset Securitization Trust REMIC, 5.25%, 11/25/35	51,272
375,000	Morgan Stanley Capital I Trust REMIC, 3.22%, 07/15/49	392,402
545,476	Morgan Stanley Home Equity Loan Trust REMIC, 0.88%, 12/25/34 (a)	534,213
328,249	Nomura Asset Acceptance Corp. Alternative Loan Trust REMIC, 0.85%, 06/25/35 (a)	322,056
237,323	Nomura Asset Acceptance Corp. Alternative Loan Trust REMIC, 6.00%, 03/25/47 (a)	175,468
451,852	Option One Mortgage Loan Trust Asset-Backed Certificates REMIC, 0.39%, 12/25/35 (a)	444,508
437,856	Origen Manufactured Housing Contract Trust, 5.91%, 01/15/35	466,608
395,670	Popular ABS Mortgage Pass-Through Trust REMIC, 4.61%, 05/25/35 (a)	401,274
31,037	Popular ABS Mortgage Pass-Through Trust REMIC, 4.62%, 05/25/35 (a)	31,092
803,260	Preferred Term Securities XII Ltd., 0.95%, 12/24/33 (a) (b) (c)	654,657

See accompanying notes to Financial Statements.

Principal Amount	Security Description	Value
$794,924	Preferred Term Securities XIV Ltd., 0.73%, 06/24/34 (a) (b) (c)	$643,889
532,596	Preferred Term Securities XXIV Ltd., 0.55%, 03/22/37 (a) (b) (c)	388,795
170,373	RAAC Trust REMIC, 0.35%, 08/25/36 (a)	170,178
879,345	Renaissance Home Equity Loan Trust REMIC, 4.50%, 08/25/35	888,665
209,965	Residential Accredit Loans Inc. Trust REMIC, 5.50%, 01/25/34	212,946
239,241	Residential Accredit Loans Inc. Trust REMIC, 5.50%, 05/25/34	240,252
89,364	Residential Accredit Loans Inc. Trust REMIC, 6.00%, 10/25/34	91,817
213,370	Residential Accredit Loans Inc. Trust REMIC, 5.50%, 02/25/35	206,860
850,000	Residential Asset Mortgage Products Inc. Trust REMIC, 0.69%, 06/25/35 (a)	763,973
156,789	Residential Asset Mortgage Products Inc. Trust (insured by AMBAC Assurance Corp.) REMIC, 4.02%, 03/25/33	151,893
349,540	Residential Asset Securities Corp. Trust REMIC, 5.96%, 09/25/31	358,651
299,436	Residential Asset Securities Corp. Trust REMIC, 3.77%, 01/25/32 (a)	301,279
326,979	Residential Asset Securities Corp. Trust REMIC, 4.47%, 03/25/32	335,381
185,464	Residential Asset Securities Corp. Trust REMIC, 3.87%, 05/25/33	189,751
173,792	Residential Asset Securities Corp. Trust REMIC, 4.54%, 12/25/33	180,136
114,571	Residential Asset Securities Corp. Trust REMIC, 0.37%, 03/25/36 (a)	114,060
325,211	SACO I Trust REMIC, 0.74%, 11/25/35 (a)	321,476
302,749	Springleaf Mortgage Loan Trust REMIC, 4.05%, 01/25/58 (a) (b)	312,047
6,069	Structured Asset Securities Corp. Mortgage Loan Trust REMIC, 4.79%, 03/25/35	6,051
710,050	Terwin Mortgage Trust REMIC, 3.10%, 11/25/35 (a)	706,911
545,442	Vanderbilt Mortgage & Finance REMIC, 6.57%, 08/07/24	562,881
658,010	Vanderbilt Mortgage & Finance Inc., 5.84%, 02/07/26	672,063
710,934	Wachovia Bank Commercial Mortgage Trust REMIC, 5.08%, 03/15/42 (a)	739,675
402,000	Wells Fargo Commercial Mortgage Trust REMIC, 2.53%, 10/15/45	391,015
241,218	Wells Fargo Home Equity Asset-Backed Securities Trust REMIC, 0.56%, 12/25/35 (a)	237,154
191,419	Wells Fargo Home Equity Asset-Backed Securities Trust REMIC, 0.32%, 07/25/36 (a)	189,391

Total Non-U.S. Government Agency Asset-Backed Securities (cost $24,738,424)		25,159,674

Corporate Bonds - 31.1%
Consumer Discretionary - 3.6%
880,000	DIRECTV Holdings LLC, 2.40%, 03/15/17	884,215
300,000	Goodyear Tire & Rubber Co., 6.50%, 03/01/21	305,250
285,000	Hanesbrands Inc., 6.38%, 12/15/20	307,087
520,000	Maytag Corp., 5.00%, 05/15/15	547,577
375,000	Mohawk Industries Inc., 6.38%, 01/15/16 (d)	412,500
725,000	Newell Rubbermaid Inc., 2.05%, 12/01/17	717,134
		3,173,763
Consumer Staples - 2.3%
825,000	Cargill Inc., 1.90%, 03/01/17 (b)	830,311
810,000	Church & Dwight Co. Inc., 3.35%, 12/15/15	841,928
395,000	Land O’Lakes Capital Trust I, 7.45%, 03/15/28 (b)	382,163
		2,054,402
Energy - 1.8%
615,000	ConocoPhillips, 4.60%, 01/15/15	646,228
460,000	Enterprise Products Operating LLC, 9.75%, 01/31/14	473,355
500,000	Occidental Petroleum Corp., 1.75%, 02/15/17	504,666
		1,624,249
Financials - 16.7%
735,000	ACE INA Holdings Inc., 5.60%, 05/15/15	792,036
710,000	American Express Bank FSB, 0.48%, 06/12/17 (a)	702,512
850,000	American Honda Finance Corp, 1.60%, 02/16/18 (b)	836,371
665,000	Bank of America Corp., 3.75%, 07/12/16	704,839
650,000	Berkshire Hathaway Inc., 1.90%, 01/31/17	662,759
565,000	Caterpillar Financial Services Corp., 1.63%, 06/01/17	566,604
805,000	Citigroup Inc., 4.45%, 01/10/17	871,758

See accompanying Notes to Financial Statements.

Principal Amount	Security Description	Value
$740,000	CME Group Index Services LLC, 4.40%, 03/15/18 (b)	$807,505
290,000	General Electric Capital Corp., 0.54%, 08/07/18 (a)	284,432
325,000	General Electric Capital Corp., 6.38%, 11/15/67 (a)	346,938
360,000	Genworth Financial Inc., 7.63%, 09/24/21	425,631
690,000	Hartford Financial Services Group Inc., 4.00%, 10/15/17	739,481
695,000	JPMorgan Chase & Co., 7.90% (callable at 100 beginning 04/30/18) (e)	754,075
510,000	KeyBank NA, 4.95%, 09/15/15	545,003
660,000	Metropolitan Life Global Funding I, 1.70%, 06/29/15 (b)	668,964
800,000	Morgan Stanley, 4.75%, 03/22/17	863,998
810,000	Murray Street Investment Trust I, 4.65%, 03/09/17	863,995
650,000	PNC Funding Corp., 0.47%, 01/31/14 (a)	650,239
670,000	Pricoa Global Funding I, 0.46%, 06/24/16 (a) (b)	661,056
140,000	Regions Financial Corp., 7.75%, 11/10/14	150,353
585,000	Regions Financial Corp., 2.00%, 05/15/18	567,955
650,000	State Street Bank & Trust Co., 0.46%, 12/08/15 (a)	645,848
705,000	Wells Fargo & Co., 7.98% (callable at 100 beginning 03/15/18) (e)	775,500
		14,887,852
Industrials - 2.0%
495,000	Textron Inc., 6.20%, 03/15/15	528,829
495,000	Union Pacific Corp., 5.70%, 08/15/18	573,173
590,000	United Technologies Corp., 5.38%, 12/15/17	677,911
		1,779,913
Information Technology - 2.2%
525,000	CA Inc., 6.13%, 12/01/14	554,270
840,000	Intel Corp., 1.35%, 12/15/17	829,313
600,000	International Business Machines Corp., 2.00%, 01/05/16	616,525
		2,000,108
Materials - 0.6%
475,000	Rio Tinto Finance USA Ltd., 8.95%, 05/01/14 (d)	497,890

Telecommunication Services - 0.8%
310,000	Crown Castle International Corp., 7.13%, 11/01/19	332,475
345,000	Verizon Communications Inc., 3.65%, 09/14/18	363,604
		696,079
Utilities - 1.1%
400,000	Dayton Power & Light Co., 5.13%, 10/01/13	400,000
565,000	Georgia Power Co., 3.00%, 04/15/16	589,350
		989,350
Total Corporate Bonds (cost $27,311,167)		27,703,606

Government and Agency Obligations - 38.9%
GOVERNMENT SECURITIES - 33.8%
Municipals - 4.8%
455,000	City of Indianapolis, Indiana, 0.63%, 07/01/14	455,196
165,000	City of Lincoln, Nebraska, 4.25%, 11/01/14	169,382
380,000	City of Omaha, Nebraska, RB, 2.40%, 12/01/16	391,028
250,000	Lincoln Airport Authority, 1.33%, 07/01/16	249,268
730,000	Montana Board of Housing, 1.60%, 06/01/16	731,321
530,000	Nebraska Investment Finance Authority, 0.90%, 03/01/15	531,632
600,000	New York City Transitional Finance Authority, 3.02%, 02/01/16	623,160
325,000	State of Mississippi, 2.63%, 11/01/16	340,915
770,000	Tennessee Housing Development Agency, 0.50%, 07/01/14	769,823
		4,261,725
Treasury Inflation Index Securities - 0.8%
714,345	U.S. Treasury Inflation Indexed Note, 0.13%, 04/15/16 (f)	733,098

U.S. Treasury Securities - 28.2%
9,020,000	U.S. Treasury Note, 0.25%, 12/15/15	8,994,636
6,040,000	U.S. Treasury Note, 1.75%, 05/31/16	6,234,886
9,990,000	U.S. Treasury Note, 0.63%, 09/30/17	9,821,419
		25,050,941
U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES - 5.1%
Federal Home Loan Mortgage Corp. - 1.0%
425,791	Federal Home Loan Mortgage Corp. REMIC, 4.00%, 03/15/20	449,364
450,000	Federal Home Loan Mortgage Corp. REMIC, 4.00%, 02/15/27	464,777
		914,141

See accompanying Notes to Financial Statements.

Shares or Principal Amount	Security Description	Value
Federal National Mortgage Association - 4.1%
$229,533	Federal National Mortgage Association REMIC, 4.00%, 07/25/21	$242,838
558,365	Federal National Mortgage Association REMIC, 4.50%, 08/25/21	578,124
167,965	Federal National Mortgage Association REMIC, 4.50%, 11/25/23	173,850
450,026	Federal National Mortgage Association REMIC, 4.00%, 02/25/26	477,898
806,950	Federal National Mortgage Association, 3.00%, 10/01/26	835,880
598,229	Federal National Mortgage Association REMIC, 3.00%, 04/25/37	617,628
660,000	Federal National Mortgage Association REMIC, 2.50%, 09/25/39	666,130
400,671	Federal National Mortgage Association, Interest Only REMIC, 5.00%, 03/25/39	33,683
		3,626,031
Total Government and Agency Obligations (cost $34,638,685)		34,585,936

Preferred Stocks — 0.5%
550	U.S. Bancorp, Series A, 3.50% (callable at 1,000 beginning on 11/04/13) (e)	415,008

Total Preferred Stocks (cost $564,328)		415,008

Short Term Investments - 2.0%
Investment Company - 2.0%
1,779,647	Goldman Sachs Financial Square Funds, Treasury Obligations Fund, 0.01% (g)	1,779,647

Total Short Term Investments (cost $1,779,647)		1,779,647

Total Investments - 100.8% (cost $89,032,251)		89,643,871
Liabilities in excess of other assets - (0.8%)		(686,914)
NET ASSETS - 100%		$88,956,957

(a)	Variable rate security. The rate reflected is the rate in effect at September 30, 2013.
(b)

Rule 144A, Section 4(2) of the Securities Act of 1933 or other security which is restricted to resale to institutional investors. The Fund’s investment adviser has deemed these securities to be liquid based on procedures approved by Tributary Funds’ Board of Directors.

(c)

Security fair valued in good faith in accordance with the procedures established by the Tributary Funds’ Board of Directors. Good faith fair valued securities may be classified as Level 2 or Level 3 for Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 820 “Fair Value Measurements and Disclosures” based on the applicable valuation inputs. See Security Valuation in the Notes to Financial Statements.

(d)	The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.
(e)	Perpetual maturity security.
(f)	U.S. Treasury inflation indexed note, par amount is adjusted for inflation.
(g)	Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2013.

AMBAC	AMBAC Indemnity Corp.
RB	Revenue Bond
REMIC	Real Estate Mortgage Investment Conduit

See accompanying Notes to Financial Statements.

SEMI-ANNUAL REPORT 2013

SCHEDULES OF PORTFOLIO INVESTMENTS

September 30, 2013 (Unaudited)

INCOME FUND

Principal Amount	Security Description	Value
Non-U.S. Government Agency Asset-Backed Securities - 28.8%
$1,348,000	Banc of America Commercial Mortgage Inc. REMIC, 5.36%, 09/10/47 (a)	$1,442,670
43,838	Banc of America Mortgage Trust REMIC, 5.50%, 07/25/35	43,649
272,926	Bear Stearns Commercial Mortgage Securities Trust REMIC, 5.53%, 09/11/41	272,791
685,000	Cabela’s Master Credit Card Trust, 2.71%, 02/17/26 (b)	647,783
208,410	Chase Mortgage Finance Trust REMIC, 5.50%, 05/25/35	211,770
573,027	Citigroup Mortgage Loan Trust Inc. REMIC, 6.50%, 07/25/34	601,569
895,585	Citigroup Mortgage Loan Trust Inc. REMIC, 0.33%, 08/25/36 (a)	862,527
220,507	Citigroup Mortgage Loan Trust Inc. REMIC, 0.33%, 10/25/36 (a)	218,494
162,323	Citimortgage Alternative Loan Trust REMIC, 5.25%, 03/25/21	165,009
264,167	CNL Commercial Mortgage Loan Trust (insured by AMBAC Assurance Corp.) REMIC, 0.62%, 10/25/30 (a) (b)	230,977
19,337	Countrywide Alternative Loan Trust REMIC, 3.89%, 08/25/36 (a)	19,308
377,991	Countrywide Asset-Backed Certificates REMIC, 4.46%, 10/25/35 (a)	379,149
38,738	Countrywide Asset-Backed Certificates REMIC, 0.42%, 04/25/36 (a)	38,581
273,914	Countrywide Asset-Backed Certificates REMIC, 0.36%, 07/25/36 (a)	265,887
98,965	Credit Suisse First Boston Mortgage Securities Corp. REMIC, 5.00%, 08/25/20	100,591
116,861	Credit Suisse First Boston Mortgage Securities Corp. REMIC, 5.75%, 04/25/33	122,844
288,867	Credit-Based Asset Servicing and Securitization LLC REMIC, 1.30%, 02/25/33 (a)	259,704
396,341	Credit-Based Asset Servicing and Securitization LLC REMIC, 5.75%, 12/25/37 (a)	400,683
455,000	Ford Credit Floorplan Master Owner Trust, 3.50%, 01/15/19	470,609
500,000	Goldman Sachs Alternative Mortgage Products Trust REMIC, 0.83%, 03/25/34 (a)	496,707
575,000	GS Mortgage Securities Corp II REMIC, 3.65%, 03/10/44 (b)	604,932
376,155	GSAMP Trust REMIC, 0.39%, 01/25/36 (a)	363,900
355,318	Irwin Whole Loan Home Equity Trust REMIC, 1.27%, 11/25/28 (a)	353,629
480,000	JPMorgan Chase Commercial Mortgage Securities Trust REMIC, 2.67%, 01/15/46	490,538
860,000	JPMorgan Mortgage Acquisition Trust REMIC, 0.41%, 07/25/36 (a)	719,865
47,429	MASTR Asset Securitization Trust REMIC, 5.25%, 11/25/35	47,328
825,000	Morgan Stanley Capital I Trust REMIC, 3.22%, 07/15/49	863,285
328,321	Nomura Asset Acceptance Corp. Alternative Loan Trust REMIC, 0.85%, 06/25/35 (a)	322,126
257,100	Nomura Asset Acceptance Corp. Alternative Loan Trust REMIC, 6.00%, 03/25/47 (a)	190,090
300,000	Novastar Home Equity Loan REMIC, 1.83%, 03/25/35 (a)	292,801
492,929	Option One Mortgage Loan Trust Asset-Backed Certificates REMIC, 0.39%, 12/25/35 (a)	484,918
535,157	Origen Manufactured Housing Contract Trust, 5.91%, 01/15/35	570,299
106,970	Park Place Securities Inc. REMIC, 0.80%, 10/25/34 (a)	106,900
853,682	Preferred Term Securities XII Ltd., 0.95%, 12/24/33 (a) (b) (c)	695,751
794,924	Preferred Term Securities XIV Ltd., 0.73%, 06/24/34 (a) (b) (c)	643,889
1,046,858	Preferred Term Securities XXI Ltd., 0.90%, 03/22/38 (a) (b) (c) (d)	345,463
520,672	Preferred Term Securities XXIV Ltd., 0.55%, 03/22/37 (a) (b) (c)	380,091
213,707	RAAC Trust REMIC, 0.35%, 08/25/36 (a)	213,462
652,133	Renaissance Home Equity Loan Trust REMIC, 4.50%, 08/25/35	659,045
219,726	Residential Accredit Loans Inc. Trust REMIC, 5.50%, 01/25/34	222,846
143,545	Residential Accredit Loans Inc. Trust REMIC, 5.50%, 05/25/34	144,151
441,302	Residential Accredit Loans Inc. Trust REMIC, 6.00%, 10/25/34	453,418
143,735	Residential Accredit Loans Inc. Trust REMIC, 5.50%, 02/25/35	139,349
494,691	Residential Asset Mortgage Products Inc. Trust REMIC, 5.63%, 01/25/34	519,511

See accompanying Notes to Financial Statements.

Principal Amount	Security Description	Value
$870,000	Residential Asset Mortgage Products Inc. Trust REMIC, 0.69%, 06/25/35 (a)	$781,949
192,593	Residential Asset Mortgage Products Inc. Trust (insured by AMBAC Assurance Corp.) REMIC, 4.02%, 03/25/33	186,579
293,614	Residential Asset Securities Corp. Trust REMIC, 5.96%, 09/25/31	301,267
304,167	Residential Asset Securities Corp. Trust REMIC, 4.47%, 03/25/32	311,983
173,792	Residential Asset Securities Corp. Trust REMIC, 4.54%, 12/25/33	180,136
325,211	SACO I Trust REMIC, 0.74%, 11/25/35 (a)	321,476
331,648	Structured Asset Securities Corp. REMIC, 1.23%, 11/25/34 (a)	305,694
92,444	Structured Asset Securities Corp. (insured by MBIA Assurance Corp.) REMIC, 5.30%, 09/25/33 (a)	93,768
300,591	Vanderbilt Mortgage & Finance Inc., 5.84%, 02/07/26	307,010
795,000	Wells Fargo Commercial Mortgage Trust REMIC, 2.53%, 10/15/45	773,276
455,082	Wells Fargo Home Equity Asset-Backed Securities Trust REMIC, 0.56%, 12/25/35 (a)	447,413
114,781	Wells Fargo Home Equity Asset-Backed Securities Trust REMIC, 0.32%, 07/25/36 (a)	113,565
213,019	Wells Fargo Mortgage Backed Securities Trust REMIC, 5.00%, 11/25/36	218,967
625,000	Wells Fargo-RBS Commercial Mortgage Trust REMIC, 2.63%, 03/15/45	605,918
430,000	Wells Fargo-RBS Commercial Mortgage Trust REMIC, 2.19%, 04/15/45	438,131

Total Non-U.S. Government Agency Asset-Backed Securities (cost $22,683,855)		22,466,021

Corporate Bonds - 25.2%
Consumer Discretionary - 2.8%
465,000	DIRECTV Holdings LLC, 3.80%, 03/15/22	434,175
300,000	Goodyear Tire & Rubber Co., 6.50%, 03/01/21	305,250
290,000	Hanesbrands Inc., 6.38%, 12/15/20	312,475
325,000	Mohawk Industries Inc., 6.38%, 01/15/16 (e)	357,500
360,000	Newell Rubbermaid Inc., 4.70%, 08/15/20	383,622
355,000	Whirlpool Corp., 4.85%, 06/15/21	376,941
		2,169,963
Consumer Staples - 2.5%
235,000	Cargill Inc., 3.25%, 11/15/21 (b)	231,499
445,000	Church & Dwight Co. Inc., 3.35%, 12/15/15	462,540
405,000	Land O’Lakes Capital Trust I, 7.45%, 03/15/28 (b)	391,837
450,000	PepsiCo Inc., 4.88%, 11/01/40	455,554
380,000	Wal-Mart Stores Inc., 5.63%, 04/15/41	428,059
		1,969,489
Energy - 1.0%
335,000	Enterprise Products Operating LLC, 6.30%, 09/15/17	387,583
270,000	Tosco Corp., 8.13%, 02/15/30	375,782
		763,365
Financials - 10.8%
355,000	ACE INA Holdings Inc., 5.90%, 06/15/19	420,087
390,000	American Express Co., 6.80%, 09/01/66 (a)	413,400
505,000	American Honda Finance Corp, 1.60%, 02/16/18 (b)	496,903
405,000	Bank of America Corp., 5.65%, 05/01/18	457,143
285,000	Chubb Corp., 6.80%, 11/15/31	350,183
435,000	Citigroup Inc., 4.45%, 01/10/17	471,074
455,000	General Electric Capital Corp., 6.38%, 11/15/67 (a)	485,712
325,000	Genworth Financial Inc., 7.63%, 09/24/21	384,250
445,000	Goldman Sachs Capital I, 6.35%, 02/15/34	430,762
432,000	Hartford Financial Services Group Inc., 4.00%, 10/15/17	462,980
405,000	JPMorgan Chase & Co., 7.90% (callable at 100 beginning 04/30/18) (f)	439,425
311,000	KeyBank NA, 4.95%, 09/15/15	332,345
405,000	Metropolitan Life Global Funding I, 1.70%, 06/29/15 (b)	410,501
460,000	Morgan Stanley, 4.75%, 03/22/17	496,799
375,000	PNC Funding Corp., 0.47%, 01/31/14 (a)	375,138
285,000	Prudential Financial Inc., 7.38%, 06/15/19	352,986
88,000	Regions Financial Corp., 7.75%, 11/10/14	94,508
380,000	Regions Financial Corp., 2.00%, 05/15/18	368,928
375,000	State Street Bank & Trust Co., 0.46%, 12/08/15 (a)	372,605
353,000	UBS Preferred Funding Trust V, 6.24% (callable at 100 beginning 05/15/16) (f)	375,945

See accompanying Notes to Financial Statements.

Principal Amount	Security Description	Value
$410,000	Wells Fargo & Co., Series A, 7.98% (callable at 100 beginning 03/15/18) (f)	$451,000
		8,442,674
Health Care - 0.3%
160,000	Pfizer Inc., 6.20%, 03/15/19	192,747

Industrials - 1.6%
345,000	Textron Inc., 6.20%, 03/15/15	368,577
335,000	Union Pacific Corp., 5.70%, 08/15/18	387,905
380,000	United Technologies Corp., 6.13%, 07/15/38	457,304
		1,213,786
Information Technology - 2.1%
345,000	CA Inc., 6.13%, 12/01/14	364,235
470,000	Intel Corp., 2.70%, 12/15/22	436,695
360,000	International Business Machines Corp., 5.60%, 11/30/39	408,290
455,000	Motorola Solutions Inc., 3.75%, 05/15/22	434,537
		1,643,757
Materials - 2.0%
405,000	Dow Chemical Co., 4.25%, 11/15/20	423,150
305,000	Martin Marietta Materials Inc., 6.60%, 04/15/18	344,650
493,000	Mosaic Co., 3.75%, 11/15/21	480,780
295,000	Rio Tinto Finance USA Ltd., 8.95%, 05/01/14 (e)	309,216
		1,557,796
Telecommunication Services - 0.7%
305,000	Crown Castle International Corp., 7.13%, 11/01/19	327,113
220,000	Verizon Communications Inc., 5.15%, 09/15/23	235,893
		563,006
Utilities - 1.4%
315,000	Alabama Power Co., 5.50%, 10/15/17	359,028
300,000	Dayton Power & Light Co., 5.13%, 10/01/13	300,000
370,000	PacifiCorp, 6.25%, 10/15/37	447,642
		1,106,670
Total Corporate Bonds (cost $19,379,529)		19,623,253

Government and Agency Obligations - 42.3%
GOVERNMENT SECURITIES - 18.8%
Municipals - 2.5%
480,000	Montana Board of Housing, 2.38%, 06/01/20	466,584
325,000	New York City Municipal Water Finance Authority, 5.72%, 06/15/42	360,782
215,000	State of Connecticut, 4.95%, 12/01/20	241,613
215,000	State of Connecticut, 5.63%, 12/01/29	233,916
240,000	University of Michigan, 6.01%, 04/01/25	270,084
350,000	University of Nebraska, RB, Series B, 5.70%, 07/01/29	362,428
		1,935,407
Treasury Inflation Index Securities - 1.0%
835,985	U.S. Treasury Inflation Indexed Note, 0.13%, 01/15/22 (g)	825,470

U.S. Treasury Securities - 15.3%
1,430,000	U.S. Treasury Bond, 5.38%, 02/15/31	1,823,921
2,795,000	U.S. Treasury Bond, 4.38%, 11/15/39	3,162,716
600,000	U.S. Treasury Note, 0.63%, 09/30/17	589,875
2,870,000	U.S. Treasury Note, 3.38%, 11/15/19	3,148,929
3,430,000	U.S. Treasury Note, 1.63%, 11/15/22	3,176,770
		11,902,211
U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES - 23.5%
Federal Home Loan Mortgage Corp. - 7.1%
896,844	Federal Home Loan Mortgage Corp. REMIC, 4.50%, 04/15/19	938,569
1,244,000	Federal Home Loan Mortgage Corp. REMIC, 4.50%, 06/15/21	1,357,422
700,000	Federal Home Loan Mortgage Corp. REMIC, 4.00%, 02/15/27	722,986
1,172,460	Federal Home Loan Mortgage Corp., 4.50%, 11/01/30	1,254,658
1,117,016	Federal Home Loan Mortgage Corp. REMIC, 4.00%, 02/15/39	1,215,087
		5,488,722
Federal National Mortgage Association - 13.6%
125,374	Federal National Mortgage Association, 5.50%, 11/01/16	131,943
47,031	Federal National Mortgage Association, 4.50%, 12/01/18	49,962
847,611	Federal National Mortgage Association REMIC, 4.00%, 02/25/19	887,993
581,981	Federal National Mortgage Association, 7.50%, 08/01/22	644,124
137,598	Federal National Mortgage Association, 4.00%, 06/01/24	146,096
60,416	Federal National Mortgage Association, 4.00%, 10/01/24	64,187
765,935	Federal National Mortgage Association REMIC, 5.00%, 02/25/32	819,353
1,110,438	Federal National Mortgage Association REMIC, 4.00%, 01/25/33	1,207,066
72,925	Federal National Mortgage Association, 5.00%, 08/01/34	79,192

See accompanying Notes to Financial Statements.

Shares or Principal Amount	Security Description	Value
$1,195,860	Federal National Mortgage Association REMIC, 5.50%, 08/25/34	$1,262,521
1,191,785	Federal National Mortgage Association REMIC, 3.00%, 04/25/37	1,230,431
79,977	Federal National Mortgage Association, 5.50%, 08/01/37	87,001
305,273	Federal National Mortgage Association, 6.00%, 09/01/38	334,084
1,350,000	Federal National Mortgage Association REMIC, 2.50%, 09/25/39	1,362,538
691,433	Federal National Mortgage Association, 4.50%, 01/01/40	748,391
1,025,041	Federal National Mortgage Association, 4.00%, 04/01/41	1,078,467
467,649	Federal National Mortgage Association, 4.00%, 02/01/42	492,953
		10,626,302
Government National Mortgage Association - 2.8%
1,722,796	Government National Mortgage Association, 3.00%, 03/20/43	1,705,077
441,931	Government National Mortgage Association, 4.72%, 06/20/61	485,115
		2,190,192
Total Government and Agency Obligations (cost $32,600,669)		32,968,304

Preferred Stock - 0.6%
580	U.S. Bancorp, Series A, 3.50% (callable at 1,000 beginning on 11/04/13) (f)	437,645

Total Preferred Stocks (cost $595,666)		437,645

Exchange Traded Funds - 0.6%
5,047	iShares iBoxx High Yield Corporate Bond Fund	462,103

Total Exchange Traded Funds (cost $436,131)		462,103

Investment Company - 1.5%
115,284	Federated Institutional High-Yield Bond Fund	1,159,756

Total Investment Company (cost $1,031,084)		1,159,756

Short Term Investments - 0.8%
Investment Company - 0.8%
626,436	Goldman Sachs Financial Square Funds, Treasury Obligations Fund, 0.01% (h)	626,436

Total Short Term Investments (cost $626,436)		626,436

Total Investments - 99.8% (cost $77,353,370)		77,743,518
Other assets in excess of liabilities - 0.2%		181,636
NET ASSETS - 100%		$77,925,154

(a)	Variable rate security. The rate reflected is the rate in effect at September 30, 2013.
(b)

Rule 144A, Section 4(2) of the Securities Act of 1933 or other security which is restricted to resale to institutional investors. The Fund’s investment adviser has deemed these securities to be liquid based on procedures approved by Tributary Funds’ Board of Directors.

(c)

Security fair valued in good faith in accordance with the procedures established by the Tributary Funds’ Board of Directors. Good faith fair valued securities may be classified as Level 2 or Level 3 for Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 820 “Fair Value Measurements and Disclosures” based on the applicable valuation inputs. See Security Valuation in the Notes to Financial Statements.

(d)	The security has been placed on non-accrual.
(e)	The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.
(f)	Perpetual maturity security.
(g)	U.S. Treasury inflation indexed note, par amount is adjusted for inflation.
(h)	Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2013.

AMBAC	AMBAC Indemnity Corp.
MBIA	Municipal Bond Investors Assurance
RB	Revenue Bond
REMIC	Real Estate Mortgage Investment Conduit

See accompanying Notes to Financial Statements.

SEMI-ANNUAL REPORT 2013

SCHEDULES OF PORTFOLIO INVESTMENTS

September 30, 2013 (Unaudited)

BALANCED FUND

Shares	Security Description	Value
Common Stocks - 66.1%
Consumer Discretionary - 11.6%
7,900	Arctic Cat Inc.	$450,695
6,700	BorgWarner Inc.	679,313
10,000	Cabela’s Inc. (a)	630,300
18,500	Comcast Corp. - Class A	835,275
8,200	Discovery Communications Inc. - Class C (a)	640,584
9,800	Nordstrom Inc.	550,760
985	priceline.com Inc. (a)	995,786
50,000	PulteGroup Inc.	825,000
75,000	Standard Pacific Corp. (a)	593,250
7,100	Starbucks Corp.	546,487
14,000	Tenneco Inc. (a)	707,000
5,450	Ulta Salon Cosmetics & Fragrance Inc. (a)	651,057
4,200	Wynn Resorts Ltd.	663,642
		8,769,149
Consumer Staples - 5.1%
10,300	Church & Dwight Co. Inc.	618,515
5,200	Costco Wholesale Corp.	598,624
8,000	CVS Caremark Corp.	454,000
10,000	Herbalife Ltd.	697,700
6,400	PriceSmart Inc.	609,536
14,800	Whole Foods Market Inc.	865,800
		3,844,175
Energy - 5.5%
3,800	Concho Resources Inc. (a)	413,478
3,750	EOG Resources Inc.	634,800
12,800	Noble Energy Inc.	857,728
49,800	Northern Oil and Gas Inc. (a)	718,614
7,100	Occidental Petroleum Corp.	664,134
9,400	Schlumberger Ltd.	830,584
		4,119,338
Financials - 7.2%
7,850	ACE Ltd.	734,446
4,650	Affiliated Managers Group Inc. (a)	849,276
3,000	BlackRock Inc.	811,860
3,925	Credit Acceptance Corp. (a)	434,929
18,375	JPMorgan Chase & Co.	949,804
16,500	MetLife Inc.	774,675
25,100	U.S. Bancorp	918,158
		5,473,148
Health Care - 10.1%
15,000	Bio-Reference Labs Inc. (a)	448,200
3,500	Biogen Idec Inc. (a)	842,660
7,350	Celgene Corp. (a)	1,131,385
16,200	Cerner Corp. (a)	851,310
5,550	Cooper Cos. Inc.	719,779
6,750	Medidata Solutions Inc. (a)	667,778

Shares or Principal Amount
88,400	PDL BioPharma Inc.	704,548
9,200	Thermo Fisher Scientific Inc.	847,780
6,000	United Therapeutics Corp. (a)	473,100
9,466	Valeant Pharmaceuticals International Inc. (a)	987,588
		7,674,128
Industrials - 7.8%
7,500	Dover Corp.	673,725
6,700	FedEx Corp.	764,537
14,850	Fortune Brands Home & Security Inc.	618,206
8,000	Genesee & Wyoming Inc. - Class A (a)	743,760
8,200	Jacobs Engineering Group Inc. (a)	477,076
4,400	Parker Hannifin Corp.	478,368
5,300	Roper Industries Inc.	704,211
5,100	Union Pacific Corp.	792,234
15,000	Woodward Inc.	612,450
		5,864,567
Information Technology - 12.0%
13,000	Adobe Systems Inc. (a)	675,220
2,305	Apple Inc.	1,098,909
25,000	Broadridge Financial Solutions Inc.	793,750
5,050	Citrix Systems Inc. (a)	356,580
4,500	Cognizant Technology Solutions Corp. - Class A (a)	369,540
3,600	FactSet Research Systems Inc.	392,760
7,400	Fiserv Inc. (a)	747,770
1,330	Google Inc. - Class A (a)	1,164,960
15,000	IAC/InterActiveCorp.	820,050
1,020	MasterCard Inc. - Class A	686,236
24,400	Mentor Graphics Corp.	570,228
17,900	Oracle Corp.	593,743
12,500	QUALCOMM Inc.	842,000
		9,111,746
Materials - 5.1%
2,800	Agrium Inc.	235,284
5,200	Eastman Chemical Co.	405,080
10,000	FMC Corp.	717,200
18,000	HB Fuller Co.	813,420
6,000	Monsanto Co.	626,220
40,000	PH Glatfelter Co.	1,082,800
		3,880,004
Telecommunication Services - 1.0%
16,350	Verizon Communications Inc.	762,891

Utilities - 0.7%
6,700	NextEra Energy Inc.	537,072

Total Common Stocks (cost $34,194,586)		50,036,218

See accompanying Notes to Financial Statements.

Principal Amount	Security Description	Value
Corporate Bonds - 18.6%
Consumer Discretionary - 1.7%
$500,000	Comcast Corp., 5.70%, 05/15/18	$582,511
300,000	McGraw-Hill Cos. Inc., 5.90%, 11/15/17	324,580
300,000	Viacom Inc., 6.25%, 04/30/16	335,083
		1,242,174
Consumer Staples - 1.2%
500,000	Anheuser-Busch Cos. Inc., 5.00%, 03/01/19	561,950
300,000	ConAgra Foods Inc., 7.00%, 04/15/19	360,170
		922,120
Energy - 1.4%
300,000	BP Capital Markets Plc, 3.63%, 05/08/14	305,946
200,000	ONEOK Partners LP, 6.15%, 10/01/16	226,090
500,000	Shell International Finance BV, 3.25%, 09/22/15	526,097
		1,058,133
Financials - 6.9%
500,000	American Express Co., 5.50%, 09/12/16	559,397
500,000	Commonwealth Bank of Australia, 1.97%, 04/13/20 (b) (c)	486,664
500,000	General Electric Capital Corp., 5.63%, 09/15/17	569,836
300,000	Goldman Sachs Group Inc., 5.25%, 10/15/13	300,443
500,000	Health Care REIT Inc., 6.20%, 06/01/16	559,315
500,000	JPMorgan Chase & Co., 6.40%, 10/02/17	583,384
500,000	Morgan Stanley, 0.75%, 10/15/15 (b)	496,191
250,000	Regions Bank, 7.50%, 05/15/18	294,029
300,000	Simon Property Group LP, 2.80%, 01/30/17	310,900
494,000	Vornado Realty Trust, 4.25%, 04/01/15	512,871
500,000	Wachovia Corp., 5.25%, 08/01/14	519,189
		5,192,219
Health Care - 1.4%
500,000	Novartis Securities Investment Ltd., 5.13%, 02/10/19	572,783
500,000	Teva Pharmaceutical Finance II BV, 3.00%, 06/15/15	517,493
		1,090,276
Industrials - 1.9%
400,000	Caterpillar Inc., 7.90%, 12/15/18	510,645
500,000	Harley-Davidson Funding Corp., 6.80%, 06/15/18 (d)	589,052
300,000	Honeywell International Inc., 5.30%, 03/01/18	343,441
		1,443,138
Telecommunication Services - 1.5%
500,000	AT&T Inc., 4.45%, 05/15/21	525,293
300,000	Cellco Partnership, 5.55%, 02/01/14	304,679
300,000	Verizon Communications Inc., 4.90%, 09/15/15	322,412
		1,152,384
Utilities - 2.6%
400,000	Commonwealth Edison Co., 4.00%, 08/01/20	426,764
400,000	Consolidated Edison Co. of New York Inc., 5.30%, 12/01/16	453,841
450,000	Exelon Generation Co. LLC, 5.20%, 10/01/19	492,961
500,000	Sempra Energy, 6.50%, 06/01/16	567,977
		1,941,543
Total Corporate Bonds (cost $13,690,365)		14,041,987

Government and Agency Obligations - 7.1%
GOVERNMENT SECURITIES - 6.7%
Municipals - 4.6%
350,000	California State University, RB, 5.45%, 11/01/22	381,248
250,000	City of Aurora, Illinois, GO, Series A, 4.25%, 12/30/17	273,578
250,000	City of Industry, California, RB, 7.00%, 01/01/21	274,102
150,000	County of St. Charles, Missouri, RB, 5.16%, 10/01/20	167,799
190,000	Denver City & County Board of Water Commission, RB, Series A, 5.00%, 12/15/19	215,874
100,000	Denver Regional Transportation District, RB, 2.21%, 11/01/21	90,407
195,000	Kansas Development Finance Authority, RB, Series N, 5.20%, 11/01/19	223,842
300,000	Metro Wastewater Reclamation District, Sewer Revenue, Series B, 5.02%, 04/01/20	334,827
205,000	Northern Illinois Municipal Power Agency, Power Project Revenue, 5.69%, 01/01/17	223,163
200,000	Reeves County, Texas, Correctional Facilities, 7.40%, 12/01/17	211,208
200,000	Santa Monica Community College District, Series A, 5.73%, 08/01/24	225,350
100,000	State of Florida Lottery, RB, 5.19%, 07/01/19	111,378

See accompanying Notes to Financial Statements.

Shares or Principal Amount	Security Description	Value
$265,000	Town of Hamden, Connecticut, GO, Series B, 5.38%, 08/15/22	$293,366
200,000	Town of Parker, Colorado, Series A, 5.30%, 11/01/18	219,828
155,000	Upper St. Clair Township School District, 2.86%, 07/15/21	146,407
100,000	Vista Community Development Commission California, 7.61%, 09/01/21	108,726
		3,501,103
Treasury Inflation Index Securities - 0.8%
280,860	U.S. Treasury Inflation Indexed Note, 1.38%, 01/15/20 (e)	308,024
247,852	U.S. Treasury Inflation Indexed Note, 2.38%, 01/15/25 (e)	295,738
		603,762
U.S. Treasury Securities - 1.3%
825,000	U.S. Treasury Bond, 9.25%, 02/15/16	996,188

U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES - 0.4%
Federal National Mortgage Association - 0.4%
252,986	Federal National Mortgage Association, 3.50%, 12/01/26	267,052

Total Government and Agency Obligations (cost $5,062,409)		5,368,105

Exchange Traded Funds - 0.8%
Investment Company - 0.8%
34,400	Alerian MLP ETF	605,096

Total Exchange Traded Funds (cost $580,373)		605,096

Short Term Investments - 4.7%
Investment Company - 4.7%
3,587,920	Goldman Sachs Financial Square Funds, Treasury Obligations Fund, 0.01% (f)	3,587,920

Total Short Term Investments (cost $3,587,920)		3,587,920

Total Investments - 97.3% (cost $57,115,653)		73,639,326
Other assets in excess of liabilities - 2.7%		2,005,019
NET ASSETS - 100%		$75,644,345

(a)	Non-income producing security.
(b)	Variable rate security. The rate reflected is the rate in effect at September 30, 2013.
(c)

Rule 144A, Section 4(2) of the Securities Act of 1933 or other security which is restricted to resale to institutional investors. The Fund’s investment adviser has not deemed these securities to be liquid based on procedures approved by Tributary Funds’ Board of Directors. See Restricted Securities in the Notes to Financial Statements.

(d)

Rule 144A, Section 4(2) of the Securities Act of 1933 or other security which is restricted to resale to institutional investors. The Fund’s investment adviser has deemed these securities to be liquid based on procedures approved by Tributary Funds’ Board of Directors.

(e)	U.S. Treasury inflation indexed note, par amount is adjusted for inflation.
(f)	Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2013.

ETF	Exchange-Traded Fund
GO	General Obligation
MLP	Master Limited Partnership
RB	Revenue Bond

See accompanying Notes to Financial Statements.

SEMI-ANNUAL REPORT 2013

SCHEDULES OF PORTFOLIO INVESTMENTS

September 30, 2013 (Unaudited)

LARGE CAP GROWTH FUND

Shares	Security Description	Value
Common Stocks - 98.8%
Consumer Discretionary - 14.0%
10,000	BorgWarner Inc.	$1,013,900
38,500	Comcast Corp. - Class A	1,738,275
12,400	Nordstrom Inc.	696,880
1,500	Priceline.com Inc. (a)	1,516,425
17,500	Starbucks Corp.	1,346,975
6,700	Wynn Resorts Ltd.	1,058,667
		7,371,122
Consumer Staples - 5.8%
25,000	CVS Caremark Corp.	1,418,750
20,000	Mondelez International Inc. - Class A	628,400
16,600	Whole Foods Market Inc.	971,100
		3,018,250
Energy - 7.9%
4,000	EOG Resources Inc.	677,120
10,400	Noble Energy Inc.	696,904
10,000	Occidental Petroleum Corp.	935,400
12,000	Schlumberger Ltd.	1,060,320
22,000	Williams Cos. Inc.	799,920
		4,169,664
Financials - 9.8%
2,850	BlackRock Inc.	771,267
15,000	JPMorgan Chase & Co.	775,350
20,800	T. Rowe Price Group Inc.	1,496,144
26,400	U.S. Bancorp	965,712
28,000	Wells Fargo & Co.	1,156,960
		5,165,433
Health Care - 18.1%
3,700	Biogen Idec Inc. (a)	890,812
11,000	Celgene Corp. (a)	1,693,230
18,000	Cerner Corp. (a)	945,900
23,250	Stryker Corp.	1,571,467
16,600	Thermo Fisher Scientific Inc.	1,529,690
15,000	UnitedHealth Group Inc.	1,074,150
17,000	Valeant Pharmaceuticals International Inc. (a)	1,773,610
		9,478,859
Industrials - 15.4%
9,980	Cummins Inc.	1,326,043
18,000	Dover Corp.	1,616,940
14,000	FedEx Corp.	1,597,540
20,000	Illinois Tool Works Inc.	1,525,400
6,000	Roper Industries Inc.	797,220
8,000	Union Pacific Corp.	1,242,720
		8,105,863
Information Technology - 22.7%
20,000	Accenture Plc - Class A	1,472,800
24,000	Adobe Systems Inc. (a)	1,246,560
15,300	Citrix Systems Inc. (a)	1,080,333
20,000	Cognizant Technology Solutions Corp. - Class A (a)	1,642,400
14,000	Fiserv Inc. (a)	1,414,700
1,700	Google Inc. - Class A (a)	1,489,047
2,000	MasterCard Inc. - Class A	1,345,560
39,000	Oracle Corp.	1,293,630
11,500	VMware Inc. - Class A (a)	930,350
		11,915,380
Materials - 5.1%
14,000	Eastman Chemical Co.	1,090,600
15,000	Monsanto Co.	1,565,550
		2,656,150
Total Common Stocks (cost $32,280,434)		51,880,721

Short Term Investments - 2.3%
Investment Company - 2.3%
1,215,637	Goldman Sachs Financial Square Funds, Treasury Obligations Fund, 0.01% (b)	1,215,637

Total Short Term Investments (cost $1,215,637)		1,215,637

Total Investments - 101.1% (cost $33,496,071)		53,096,358
Liabilities in excess of other assets - (1.1%)		(593,312)
NET ASSETS - 100%		$52,503,046

(a)           Non-income producing security.

(b)           Dividend yield changes daily to reflect current market conditions.  Rate was the quoted yield as of September 30, 2013.

See accompanying Notes to Financial Statements.

SEMI-ANNUAL REPORT 2013

SCHEDULES OF PORTFOLIO INVESTMENTS

September 30, 2013 (Unaudited)

GROWTH OPPORTUNITIES FUND

Shares	Security Description	Value
Common Stocks - 99.1%
Consumer Discretionary - 18.6%
24,000	Bally Technologies Inc. (a)	$1,729,440
23,100	BorgWarner Inc.	2,342,109
32,000	Brinker International Inc.	1,296,960
42,000	Cabela’s Inc. (a)	2,647,260
81,953	Chico’s FAS Inc.	1,365,337
10,000	Coach Inc.	545,300
30,000	Discovery Communications Inc. - Class C (a)	2,343,600
33,000	Foot Locker Inc.	1,120,020
30,000	HanesBrands Inc.	1,869,300
30,000	Nordstrom Inc.	1,686,000
91,000	Pier 1 Imports Inc.	1,776,320
13,000	Polaris Industries Inc.	1,679,340
100,000	PulteGroup Inc.	1,650,000
200,000	Standard Pacific Corp. (a)	1,582,000
60,000	Tenneco Inc. (a)	3,030,000
12,000	Ulta Salon Cosmetics & Fragrance Inc. (a)	1,433,520
10,300	Wynn Resorts Ltd.	1,627,503
		29,724,009
Consumer Staples - 4.5%
12,500	Church & Dwight Co. Inc.	750,625
48,000	Herbalife Ltd.	3,348,960
22,400	PriceSmart Inc.	2,133,376
32,000	Snyders-Lance Inc.	923,200
		7,156,161
Energy - 5.6%
25,200	Concho Resources Inc. (a)	2,742,012
157,400	Kodiak Oil & Gas Corp. (a)	1,898,244
36,000	Noble Energy Inc.	2,412,360
132,000	Northern Oil and Gas Inc. (a)	1,904,760
		8,957,376
Financials - 8.1%
13,500	Affiliated Managers Group Inc. (a)	2,465,640
14,550	Credit Acceptance Corp. (a)	1,612,285
50,000	Home Bancshares Inc.	1,518,500
60,000	Portfolio Recovery Associates Inc. (a)	3,596,400
25,000	Signature Bank (a)	2,288,000
38,000	Stifel Financial Corp. (a)	1,566,360
		13,047,185
Health Care - 16.0%
86,000	Bio-Reference Labs Inc. (a)	2,569,680
41,220	Catamaran Corp. (a)	1,894,059
41,600	Cerner Corp. (a)	2,186,080
17,775	Cooper Cos. Inc.	2,305,240
106,000	MedAssets Inc. (a)	2,694,520
275,000	PDL BioPharma Inc.	2,191,750
47,000	Questcor Pharmaceuticals Inc.	2,726,000
55,100	Santarus Inc. (a)	1,243,607
24,000	Teleflex Inc.	1,974,720
31,500	United Therapeutics Corp. (a)	2,483,775
31,500	Valeant Pharmaceuticals International Inc. (a)	3,286,395
		25,555,826
Industrials - 18.0%
32,100	AGCO Corp.	1,939,482
53,000	Applied Industrial Technologies Inc.	2,729,500
31,000	Dover Corp.	2,784,730
42,000	Fortune Brands Home & Security Inc.	1,748,460
20,000	Genesee & Wyoming Inc. - Class A (a)	1,859,400
44,000	HUB Group Inc. - Class A (a)	1,726,120
27,700	Landstar System Inc.	1,550,646
47,000	Lincoln Electric Holdings Inc.	3,131,140
15,200	Middleby Corp. (a)	3,175,432
31,000	Pall Corp.	2,388,240
12,700	Roper Industries Inc.	1,687,449
24,000	Triumph Group Inc.	1,685,280
57,000	Woodward Inc.	2,327,310
		28,733,189
Information Technology - 18.9%
53,000	Adobe Systems Inc. (a)	2,752,820
30,000	Akamai Technologies Inc. (a)	1,551,000
50,000	Broadridge Financial Solutions Inc.	1,587,500
161,400	Cadence Design Systems Inc. (a)	2,178,900
20,000	Citrix Systems Inc. (a)	1,412,200
43,000	Cognizant Technology Solutions Corp. - Class A (a)	3,531,160
8,000	Equinix Inc. (a)	1,469,200
10,000	FactSet Research Systems Inc.	1,091,000
28,500	Fiserv Inc. (a)	2,879,925
63,000	IAC/InterActiveCorp.	3,444,210
27,600	Jack Henry & Associates Inc.	1,424,436
100,000	Mentor Graphics Corp.	2,337,000
51,000	NeuStar Inc. - Class A (a)	2,523,480
27,000	OSI Systems Inc. (a)	2,010,690
		30,193,521
Materials - 9.4%
10,000	Agrium Inc.	840,300
55,000	Caesarstone Sdot-Yam Ltd. (a)	2,512,400
31,000	Eastman Chemical Co.	2,414,900
32,000	FMC Corp.	2,295,040
76,000	HB Fuller Co.	3,434,440
97,500	PH Glatfelter Co.	2,639,325
10,000	Sigma-Aldrich Corp.	853,000
		14,989,405
Total Common Stocks (cost $99,512,174)		158,356,672

See accompanying Notes to Financial Statements.

Shares	Security Description	Value
Short Term Investments - 0.5%
Investment Company - 0.5%
834,310	Goldman Sachs Financial Square Funds, Treasury Obligations Fund, 0.01% (b)	$834,310

Total Short Term Investments (cost $834,310)		834,310

Total Investments - 99.6% (cost $100,346,484)		159,190,982
Other assets in excess of liabilities - 0.4%		578,054
NET ASSETS - 100%		$159,769,036

(a)           Non-income producing security.

(b)           Dividend yield changes daily to reflect current market conditions.  Rate was the quoted yield as of September 30, 2013.

See accompanying Notes to Financial Statements.

SEMI-ANNUAL REPORT 2013

SCHEDULES OF PORTFOLIO INVESTMENTS

September 30, 2013 (Unaudited)

SMALL COMPANY FUND

Shares	Security Description	Value
Common Stocks - 98.6%
Consumer Discretionary - 15.0%
136,800	ANN Inc. (a)	$4,954,896
66,300	Buckle Inc.	3,583,515
300,400	Callaway Golf Co.	2,138,848
98,100	Iconix Brand Group Inc. (a)	3,258,882
54,300	International Speedway Corp. - Class A	1,753,890
84,100	Jack in the Box Inc. (a)	3,364,000
99,200	Maidenform Brands Inc. (a)	2,330,208
70,900	Steiner Leisure Ltd. (a)	4,142,687
41,900	Vitamin Shoppe Inc. (a)	1,833,125
		27,360,051
Consumer Staples - 3.0%
65,500	Calavo Growers Inc.	1,980,720
21,100	Lancaster Colony Corp.	1,651,919
27,600	WD-40 Co.	1,791,240
		5,423,879
Energy - 6.8%
49,800	Dresser-Rand Group Inc. (a)	3,107,520
41,822	Matrix Service Co. (a)	820,548
55,800	SM Energy Co.	4,307,202
70,300	Tidewater Inc.	4,168,087
		12,403,357
Financials - 20.8%
40,900	Cullen/Frost Bankers Inc.	2,885,495
31,800	GAMCO Investors Inc.	2,414,574
35,600	Home Properties Inc.	2,055,900
30,500	Jones Lang LaSalle Inc.	2,662,650
66,900	LTC Properties Inc.	2,540,862
84,500	Mack-Cali Realty Corp.	1,853,930
116,500	MB Financial Inc.	3,289,960
216,600	Old National Bancorp	3,075,720
131,600	Selective Insurance Group	3,224,200
112,075	Southside Bancshares Inc.	3,005,851
97,200	Stifel Financial Corp. (a)	4,006,584
54,500	UMB Financial Corp.	2,961,530
136,100	United Bankshares Inc.	3,944,178
		37,921,434
Health Care - 9.0%
82,200	CONMED Corp.	2,793,978
64,500	Greatbatch Inc. (a)	2,194,935
103,400	Team Health Holdings Inc. (a)	3,922,996
159,400	VCA Antech Inc. (a)	4,377,124
75,000	West Pharmaceutical Services Inc.	3,086,250
		16,375,283
Industrials - 16.7%
100,100	Actuant Corp. - Class A	3,887,884
113,900	Barnes Group Inc.	3,977,388
40,400	Carlisle Cos. Inc.	2,839,716
54,900	CLARCOR Inc.	3,048,597
28,600	Hubbell Inc. - Class B	2,995,564
56,300	IDEX Corp.	3,673,575
248,200	Navigant Consulting Inc. (a)	3,837,172
150,600	Tetra Tech Inc. (a)	3,899,034
97,600	Werner Enterprises Inc.	2,277,008
		30,435,938
Information Technology - 18.5%
39,400	Anixter International Inc. (a)	3,453,804
45,400	CACI International Inc. - Class A (a)	3,137,594
43,300	Littelfuse Inc.	3,386,926
280,299	Micrel Inc.	2,553,524
119,200	Microsemi Corp. (a)	2,890,600
36,900	MTS Systems Corp.	2,374,515
74,300	National Instruments Corp.	2,298,099
62,000	NetGear Inc. (a)	1,913,320
101,530	Park Electrochemical Corp.	2,908,834
115,900	PTC INC (a)	3,295,037
34,700	Syntel Inc.	2,779,470
59,900	Zebra Technologies Corp. - Class A (a)	2,727,247
		33,718,970
Materials - 5.2%
49,100	Carpenter Technology Corp.	2,853,201
99,200	Materion Corp.	3,180,352
72,000	Sensient Technologies Corp.	3,448,080
		9,481,633
Utilities - 3.6%
60,600	IDACORP Inc.	2,933,040
122,200	Westar Energy Inc.	3,745,430
		6,678,470
Total Common Stocks (cost $127,026,743)		179,799,015

Short Term Investments - 1.8%
Investment Company - 1.8%
3,252,120	Goldman Sachs Financial Square Funds, Treasury Obligations Fund, 0.01% (b)	3,252,120

Total Short Term Investments (cost $3,252,120)		3,252,120

Total Investments - 100.4% (cost $130,278,863)		183,051,135
Liabilities in excess of other assets - (0.4%)		(647,326)
NET ASSETS - 100%		$182,403,809

(a)           Non-income producing security.

(b)           Dividend yield changes daily to reflect current market conditions.  Rate was the quoted yield as of September 30, 2013.

See accompanying Notes to Financial Statements.

SEMI-ANNUAL REPORT 2013

STATEMENTS OF ASSETS AND LIABILITIES

September 30, 2013 (Unaudited)

	SHORT- INTERMEDIATE BOND FUND	INCOME FUND
Assets:
Investments, at cost	$89,032,251	$77,353,370
Unrealized appreciation of investments	611,620	390,148
Total investments, at value	89,643,871	77,743,518
Interest and dividends receivable	367,306	510,218
Receivable for capital shares issued	214,475	190,459
Receivable for investments sold	—	301,800
Prepaid expenses	11,465	14,100
Total Assets	90,237,117	78,760,095
Liabilities:
Cash overdraft	978	—
Distributions payable	82,822	133,680
Payable for investments purchased	410,488	—
Payable for capital shares redeemed	731,594	649,346
Accrued expenses and other payables:
Investment advisory fees	20,452	21,175
Administration fees payable to non-related parties	6,809	6,196
Administration fees payable to related parties	5,113	4,492
Shareholder service fees	3,198	2,608
Other fees	18,706	17,444
Total liabilities	1,280,160	834,941
Net assets	$88,956,957	$77,925,154
Composition of Net Assets:
Capital	$92,482,007	$77,690,165
Accumulated (excess of distributions over) net investment income (loss)	(46,488)	319,844
Accumulated net realized gain (loss) from investments	(4,090,182)	(475,003)
Net unrealized appreciation on investments	611,620	390,148
Net Assets	$88,956,957	$77,925,154
Institutional Class:
Net assets	$11,822,818	$10,115,014
Shares of beneficial interest	1,248,649	995,396
Net asset value, offering and redemption price per share	$9.47	$10.16
Institutional Plus Class:
Net assets	$77,134,139	$67,810,140
Shares of beneficial interest	8,124,315	6,670,722
Net asset value, offering and redemption price per share	$9.49	$10.17

See accompanying Notes to Financial Statements.

SEMI-ANNUAL REPORT 2013

STATEMENTS OF ASSETS AND LIABILITIES

September 30, 2013 (Unaudited)

	BALANCED FUND	LARGE CAP GROWTH FUND	GROWTH OPPORTUNITIES FUND	SMALL COMPANY FUND
Assets:
Investments, at cost	$57,115,653	$33,496,071	$100,346,484	$130,278,863
Unrealized appreciation of investments	16,523,673	19,600,287	58,844,498	52,772,272
Total investments, at value	73,639,326	53,096,358	159,190,982	183,051,135
Interest and dividends receivable	288,180	57,867	44,901	122,875
Receivable for capital shares issued	139,521	79,745	341,811	175,928
Receivable for investments sold	1,661,603	920,218	697,631	—
Prepaid expenses	14,193	12,570	14,367	15,991
Total Assets	75,742,823	54,166,758	160,289,692	183,365,929
Liabilities:
Cash overdraft	—	—	—	—
Distributions payable	—	—	—	—
Payable for investments purchased	—	1,456,481	—	479,070
Payable for capital shares redeemed	12,666	160,677	367,367	307,227
Accrued expenses and other payables:
Investment advisory fees	38,322	25,941	81,355	106,033
Administration fees payable to non-related parties	5,301	3,368	10,059	11,472
Administration fees payable to related parties	4,292	3,026	9,039	10,309
Shareholder service fees	19,663	949	23,937	15,926
Other fees	18,234	13,270	28,899	32,083
Total liabilities	98,478	1,663,712	520,656	962,120
Net assets	$75,644,345	$52,503,046	$159,769,036	$182,403,809
Composition of Net Assets:
Capital	$55,857,342	$26,889,533	$89,886,738	$126,665,899
Accumulated (excess of distributions over) net investment income (loss)	4,152	286,248	(298,915)	1,351,621
Accumulated net realized gain (loss) from investments	3,259,178	5,726,978	11,336,715	1,614,017
Net unrealized appreciation on investments	16,523,673	19,600,287	58,844,498	52,772,272
Net Assets	$75,644,345	$52,503,046	$159,769,036	$182,403,809
Institutional Class:
Net assets	$61,191,164	$2,214,176	$58,147,258	$41,808,570
Shares of beneficial interest	3,524,515	203,982	3,011,869	1,894,931
Net asset value, offering and redemption price per share	$17.36	$10.85	$19.31	$22.06
Institutional Plus Class:
Net assets	$14,453,181	$50,288,870	$101,621,778	$140,595,239
Shares of beneficial interest	837,219	4,608,038	5,244,202	6,351,532
Net asset value, offering and redemption price per share	$17.26	$10.91	$19.38	$22.14

See accompanying Notes to Financial Statements.

SEMI-ANNUAL REPORT 2013

STATEMENTS OF OPERATIONS

For the Six Months Ended September 30, 2013 (Unaudited)

	SHORT- INTERMEDIATE BOND FUND	INCOME FUND
Investment Income:
Interest	$1,025,750	$1,377,098
Dividend	9,785	73,124
Foreign tax withholding	—	—
Total Income	1,035,535	1,450,222
Expenses:
Investment advisory fees	213,558	243,777
Administration fees	68,210	65,608
Shareholder service fees - Institutional Class	28,042	22,567
Custodian fees	3,000	3,164
Chief compliance officer fees	5,731	5,435
Director fees	1,782	1,720
Transfer agent fees	17,184	15,949
Registration and filing fees	17,834	14,904
Other fees	19,383	18,326
Total expenses before waivers	374,724	391,450
Expenses waived by adviser	(93,966)	(109,700)
Total Expenses	280,758	281,750
Net Investment Income (Loss)	754,777	1,168,472
Realized and Unrealized Gain (Loss) On Investments:
Net realized gain (loss) on investment transactions	(5,803)	(176,422)
Change in unrealized appreciation (depreciation) on investments	(1,014,099)	(2,344,049)
Net realized and unrealized gain (loss) on investments	(1,019,902)	(2,520,471)
Net increase (decrease) in net assets from operations	$(265,125)	$(1,351,999)

See accompanying Notes to Financial Statements.

SEMI-ANNUAL REPORT 2013

STATEMENTS OF OPERATIONS

For the Six Months Ended September 30, 2013 (Unaudited)

	BALANCED FUND	LARGE CAP GROWTH FUND	GROWTH OPPORTUNITIES FUND	SMALL COMPANY FUND
Investment Income:
Interest	$326,687	$—	$—	$—
Dividend	369,280	299,342	547,912	1,099,219
Foreign tax withholding	(585)	—	(1,875)	—
Total Income	695,382	299,342	546,037	1,099,219
Expenses:
Investment advisory fees	269,468	240,607	551,696	745,063
Administration fees	54,848	38,475	106,016	126,242
Shareholder service fees - Institutional Class	53,099	12,166	63,105	63,935
Custodian fees	2,739	2,832	2,692	2,718
Chief compliance officer fees	4,810	3,564	9,877	11,699
Director fees	1,501	1,125	3,067	3,698
Transfer agent fees	26,107	12,780	25,147	25,079
Registration and filing fees	15,404	11,772	16,305	16,023
Other fees	17,369	13,139	30,958	35,619
Total expenses before waivers	445,345	336,460	808,863	1,030,076
Expenses waived by adviser	(44,912)	(80,203)	(88,272)	(113,949)
Total Expenses	400,433	256,257	720,591	916,127
Net Investment Income (Loss)	294,949	43,085	(174,554)	183,092
Realized and Unrealized Gain (Loss) On Investments:
Net realized gain (loss) on investment transactions	2,087,489	3,685,900	9,127,671	1,629,858
Change in unrealized appreciation (depreciation) on investments	2,452,137	2,453,922	13,372,912	15,825,754
Net realized and unrealized gain (loss) on investments	4,539,626	6,139,822	22,500,583	17,455,612
Net increase (decrease) in net assets from operations	$4,834,575	$6,182,907	$22,326,029	$17,638,704

See accompanying Notes to Financial Statements.

SEMI-ANNUAL REPORT 2013

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

	SHORT-INTERMEDIATE BOND FUND		INCOME FUND
	For the Six Months Ended September 30, 2013	For the Year Ended March 31, 2013	For the Six Months Ended September 30, 2013	For the Year Ended March 31, 2013
Operations:
Net investment income (loss)	$754,777	$1,623,751	$1,168,472	$2,133,674
Net realized gain (loss) from investment transactions	(5,803)	411,324	(176,422)	1,093,966
Change in unrealized appreciation (depreciation) on investments	(1,014,099)	547,176	(2,344,049)	489,886
Net increase (decrease) in net assets from operations	(265,125)	2,582,251	(1,351,999)	3,717,526
Distributions to Shareholders:
From net investment income
Institutional Class	(201,784)	(1,213,176)	(348,208)	(1,686,448)
Institutional Plus Class	(520,817)	(471,591)	(820,597)	(443,173)
From net realized gains on investments
Institutional Class	—	(31,965)	—	—
Institutional Plus Class	—	(12,507)	—	—
Change in net assets from distributions to shareholders	(722,601)	(1,729,239)	(1,168,805)	(2,129,621)
Capital Transactions:
Proceeds from shares issued
Institutional Class	7,407,187	9,394,778	3,695,485	10,890,154
Institutional Plus Class	56,319,904	16,521,355	56,734,776	14,212,123
Proceeds from dividends reinvested
Institutional Class	70,263	177,432	123,007	210,664
Institutional Plus Class	161,051	467,274	222,460	423,417
Cost of shares redeemed
Institutional Class	(43,902,456)	(11,517,411)	(47,887,161)	(12,066,877)
Institutional Plus Class	(8,995,445)	(2,796,544)	(12,431,910)	(1,601,929)
Change in net assets from capital transactions	11,060,504	12,246,884	456,657	12,067,552
Change in net assets	10,072,778	13,099,896	(2,064,147)	13,655,457
Net Assets:
Beginning of period	78,884,179	65,784,283	79,989,301	66,333,844
End of period	$88,956,957	$78,884,179	$77,925,154	$79,989,301
Accumulated (excess of distributions over) net investment income (loss)	$(46,488)	$(78,664)	$319,844	$320,177
Share Transactions Institutional Class:
Shares issued	777,683	982,936	357,192	1,042,006
Shares reinvested	7,399	18,591	12,004	20,155
Shares redeemed	(4,592,840)	(1,204,694)	(4,599,592)	(1,153,860)
Change in shares	(3,807,758)	(203,167)	(4,230,396)	(91,699)
Share Transactions Institutional Plus Class:
Shares issued	5,895,457	1,721,166	5,457,033	1,357,896
Shares reinvested	16,906	48,880	21,652	40,461
Shares redeemed	(945,649)	(292,302)	(1,218,856)	(153,204)
Change in shares	4,966,714	1,477,744	4,259,829	1,245,153

See accompanying Notes to Financial statements.

SEMI-ANNUAL REPORT 2013

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

	BALANCED FUND		LARGE CAP GROWTH FUND		GROWTH OPPORTUNITIES FUND
	For the Six Months Ended September 30, 2013	For the Year Ended March 31, 2013	For the Six Months Ended September 30, 2013	For the Year Ended March 31, 2013	For the Six Months Ended September 30, 2013	For the Year Ended March 31, 2013
Operations:
Net investment income (loss)	$294,949	$668,205	$43,085	$243,154	$(174,554)	$(280,044)
Net realized gain (loss) from investment transactions	2,087,489	1,535,060	3,685,900	2,120,765	9,127,671	3,028,545
Change in unrealized appreciation (depreciation) on investments	2,452,137	1,897,771	2,453,922	1,521,088	13,372,912	8,662,913
Net increase (decrease) in net assets from operations	4,834,575	4,101,036	6,182,907	3,885,007	22,326,029	11,411,414
Distributions to Shareholders:
From net investment income
Institutional Class	(233,050)	(485,126)	—	(25,987)	—	—
Institutional Plus Class	(75,724)	(177,759)	—	(104,524)	—	—
From net realized gains on investments
Institutional Class	—	—	—	(1,213,339)	—	(1,794,020)
Institutional Plus Class	—	—	—	(832,930)	—	(973,297)
Change in net assets from distributions to shareholders	(308,774)	(662,885)	—	(2,176,780)	—	(2,767,317)
Capital Transactions:
Proceeds from shares issued
Institutional Class	10,132,409	24,142,222	457,258	2,673,898	11,935,292	20,000,797
Institutional Plus Class	2,001,009	1,742,280	28,960,051	4,512,014	50,533,919	8,618,695
Proceeds from dividends reinvested
Institutional Class	217,356	461,386	—	54,013	—	978,077
Institutional Plus Class	72,945	177,759	—	937,454	—	973,297
Cost of shares redeemed
Institutional Class	(8,206,112)	(24,194,724)	(29,848,890)	(20,200,170)	(50,805,768)	(20,796,241)
Institutional Plus Class	(1,026,235)	(2,811,738)	(10,197,712)	(3,377,271)	(7,938,994)	(8,435,145)
Change in net assets from capital transactions	3,191,372	(482,815)	(10,629,293)	(15,400,062)	3,724,449	1,339,480
Change in net assets	7,717,173	2,955,336	(4,446,386)	(13,691,835)	26,050,478	9,983,577
Net Assets:
Beginning of period	67,927,172	64,971,836	56,949,432	70,641,267	133,718,558	123,734,981
End of period	$75,644,345	$67,927,172	$52,503,046	$56,949,432	$159,769,036	$133,718,558
Accumulated (excess of distributions over) net investment income (loss)	$4,152	$17,977	$286,248	$243,163	$(298,915)	$(124,361)
Share Transactions Institutional Class:
Shares issued	604,931	1,573,937	44,496	297,979	688,516	1,296,306
Shares reinvested	12,909	29,918	—	6,166	—	65,643
Shares redeemed	(489,019)	(1,598,826)	(2,972,607)	(2,235,572)	(2,885,405)	(1,370,840)
Change in shares	128,821	5,029	(2,928,111)	(1,931,427)	(2,196,889)	(8,891)
Share Transactions Institutional Plus Class:
Shares issued	119,361	112,868	2,853,250	490,742	2,858,958	560,013
Shares reinvested	4,346	11,496	—	106,529	—	65,147
Shares redeemed	(60,951)	(181,281)	(992,422)	(371,188)	(439,449)	(554,956)
Change in shares	62,756	(56,917)	1,860,828	226,083	2,419,509	70,204

See accompanying Notes to Financial statements.

SEMI-ANNUAL REPORT 2013

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

	SMALL COMPANY FUND
	For the Six Months Ended September 30, 2013	For the Year Ended March 31, 2013
Operations:
Net investment income (loss)	$183,092	$1,625,974
Net realized gain (loss) from investment transactions	1,629,858	4,549,876
Change in unrealized appreciation (depreciation) on investments	15,825,754	9,613,635
Net increase (decrease) in net assets from operations	17,638,704	15,789,485
Distributions to Shareholders:
From net investment income
Institutional Class	—	(315,746)
Institutional Plus Class	—	(618,009)
From net realized gains on investments
Institutional Class	—	(2,889,668)
Institutional Plus Class	—	(3,725,444)
Change in net assets from distributions to shareholders	—	(7,548,867)
Capital Transactions:
Proceeds from shares issued
Institutional Class	7,672,590	26,280,682
Institutional Plus Class	48,450,797	12,814,067
Proceeds from dividends reinvested
Institutional Class	—	1,112,264
Institutional Plus Class	—	4,343,453
Cost of shares redeemed
Institutional Class	(48,851,310)	(13,000,394)
Institutional Plus Class	(11,823,029)	(15,818,261)
Change in net assets from capital transactions	(4,550,952)	15,731,811
Change in net assets	13,087,752	23,972,429
Net Assets:
Beginning of period	169,316,057	145,343,628
End of period	$182,403,809	$169,316,057
Accumulated (excess of distributions over) net investment income (loss)	$1,351,621	$1,168,529
Share Transactions Institutional Class:
Shares issued	372,565	1,413,301
Shares reinvested	—	62,557
Shares redeemed	(2,415,597)	(697,421)
Change in shares	(2,043,032)	778,437
Share Transactions Institutional Plus Class:
Shares issued	2,390,565	693,133
Shares reinvested	—	243,740
Shares redeemed	(562,229)	(849,036)
Change in shares	1,828,336	87,837

See accompanying Notes to Financial statements.

SEMI-ANNUAL REPORT 2013

FINANCIAL HIGHLIGHTS (Unaudited)

For a Share Outstanding

		Investment Activities				Distributions to Shareholders from:					Ratios/Supplemental Data
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gains on Investments	Net Asset Value, End of Period	Total Return(a)	Net Assets, End of Period (000’s)	Expense to Average Net Assets(b)	Net Investment Income (Loss) to Average Net Assets(b)	Expense to Average Net Assets*(b)	Portfolio Turnover(a)
SHORT-INTERMEDIATE BOND FUND
Institutional Class
09/30/13	$9.60	$0.08	(c)	$(0.13)	$(0.05)	$(0.08)	$—	$9.47	(0.52)%	$11,823	0.79%	1.68%	1.01%	33%
03/31/13	9.48	0.23	(c)	0.13	0.36	(0.23)	(0.01)	9.60	3.85	48,543	0.83	2.36	1.05	50
03/31/12	9.51	0.25	(c)	0.01	0.26	(0.27)	(0.02)	9.48	2.80	49,848	0.84	2.66	1.06	42
03/31/11	9.51	0.28	(c)	0.03	0.31	(0.31)	—	9.51	3.27	68,550	0.82	2.94	1.08	45
03/31/10	9.20	0.32	(c)	0.34	0.66	(0.35)	—	9.51	7.18	71,503	0.86	3.39	1.17	62
03/31/09	9.45	0.33		(0.14)	0.19	(0.39)	(0.05)	9.20	2.05	49,125	0.90	3.53	1.20	50
Institutional Plus Class
09/30/13	9.61	0.09	(c)	(0.13)	(0.04)	(0.08)	—	9.49	(0.38)	77,134	0.60	1.81	0.82	33
03/31/13	9.49	0.25	(c)	0.14	0.39	(0.26)	(0.01)	9.61	4.11	30,342	0.58	2.59	0.80	50
03/31/12(d)	9.40	0.13	(c)	0.12	0.25	(0.14)	(0.02)	9.49	2.62	15,936	0.61	2.98	0.83	42

INCOME FUND
Institutional Class
09/30/13	10.47	0.14	(c)	(0.30)	(0.16)	(0.15)	—	10.16	(1.50)	10,115	0.80	2.73	1.07	41
03/31/13	10.23	0.31	(c)	0.24	0.55	(0.31)	—	10.47	5.46	54,724	0.88	3.01	1.15	42
03/31/12	9.91	0.36	(c)	0.32	0.68	(0.36)	—	10.23	6.93	54,401	0.91	3.56	1.18	38
03/31/11	9.79	0.42	(c)	0.10	0.52	(0.40)	—	9.91	5.37	56,542	0.83	4.26	1.18	68
03/31/10	9.29	0.45	(c)	0.51	0.96	(0.46)	—	9.79	10.49	60,098	0.77	4.72	1.27	71
03/31/09	9.69	0.42		(0.39)	0.03	(0.43)	—	9.29	0.40	51,965	0.79	4.47	1.33	63
Institutional Plus Class
09/30/13	10.48	0.15	(c)	(0.31)	(0.16)	(0.15)	—	10.17	(1.53)	67,810	0.65	2.94	0.92	41
03/31/13	10.24	0.34	(c)	0.24	0.58	(0.34)	—	10.48	5.70	25,266	0.63	3.24	0.90	42
03/31/12(d)	10.14	0.15	(c)	0.10	0.25	(0.15)	—	10.24	2.47	11,933	0.66	3.45	0.93	38

BALANCED FUND
Institutional Class
09/30/13	16.30	0.07	(c)	1.06	1.13	(0.07)	—	17.36	6.93	61,191	1.14	0.79	1.27	37
03/31/13	15.39	0.15	(c)	0.90	1.05	(0.14)	—	16.30	6.89	55,358	1.22	0.98	1.35	27
03/31/12	14.27	0.13	(c)	1.12	1.25	(0.13)	—	15.39	8.82	52,199	1.25	0.93	1.38	25
03/31/11	12.44	0.22	(c)	1.82	2.04	(0.21)	—	14.27	16.56	38,591	1.22	1.67	1.37	34
03/31/10	8.70	0.17	(c)	3.74	3.91	(0.17)	—	12.44	45.17	29,898	1.37	1.57	1.53	70
03/31/09	12.36	0.24		(3.44)	(3.20)	(0.24)	(0.22)	8.70	(26.13)	21,861	1.35	2.28	1.51	60
Institutional Plus Class
09/30/13	16.23	0.08	(c)	1.04	1.12	(0.09)	—	17.26	6.94	14,453	0.96	0.97	1.09	37
03/31/13	15.36	0.19	(c)	0.90	1.09	(0.22)	—	16.23	7.17	12,569	0.97	1.24	1.10	27
03/31/12(d)	13.90	0.07	(c)	1.47	1.54	(0.08)	—	15.36	11.13	12,773	1.02	1.06	1.15	25

See accompanying Notes to Financial Statements.

		Investment Activities				Distributions to Shareholders from:							Ratios/Supplemental Data
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Operations	Net Investment Income		Net Realized Gains on Investments		Net Asset Value, End of Period	Total Return(a)	Net Assets, End of Period (000’s)	Expense to Average Net Assets(b)	Net Investment Income (Loss) to Average Net Assets(b)	Expense to Average Net Assets*(b)	Portfolio Turnover(a)
LARGE CAP GROWTH FUND
Institutional Class
09/30/13	$9.66	$—	(c)	$1.19	$1.19	$—		$—		$10.85	12.32%	$2,214	1.13%	(0.01)%	1.43%	20%
03/31/13	9.29	0.03	(c)	0.68	0.71	(0.01)		(0.33)		9.66	8.00	30,263	1.14	0.30	1.44	45
03/31/12	9.36	0.03	(c)	0.36	0.39	(0.03)		(0.43)		9.29	4.97	47,059	1.20	0.29	1.43	131
03/31/11	8.73	0.03	(c)	0.77	0.80	(0.02)		(0.15)		9.36	9.19	89,647	1.26	0.36	1.44	18
03/31/10	5.98	0.02	(c)	2.75	2.77	(0.02)		—		8.73	46.40	81,220	1.22	0.32	1.53	14
03/31/09	8.60	0.05		(2.62)	(2.57)	(0.05)		—		5.98	(29.94)	30,771	0.99	0.84	1.55	18
Institutional Plus Class
09/30/13	9.71	0.01	(c)	1.19	1.20	—		—		10.91	12.36	50,289	0.92	0.20	1.22	20
03/31/13	9.35	0.05	(c)	0.68	0.73	(0.04)		(0.33)		9.71	8.25	26,687	0.89	0.56	1.19	45
03/31/12(d)	8.61	0.02	(c)	1.19	1.21	(0.04)		(0.43)		9.35	14.88	23,583	0.88	0.47	1.18	131

GROWTH OPPORTUNITIES FUND
Institutional Class
09/30/13	16.63	(0.03	)(c)	2.71	2.68	—		—		19.31	16.12	58,147	1.07	(0.31)	1.19	28
03/31/13	15.52	(0.05	)(c)	1.53	1.48	—		(0.37)		16.63	9.79	86,600	1.15	(0.33)	1.27	55
03/31/12	15.19	(0.08	)(c)	0.41	0.33	—		—		15.52	2.17	80,961	1.16	(0.55)	1.28	72
03/31/11	11.50	0.02	(c)	3.72	3.74	(0.05	)(e)	—		15.19	32.54	107,089	1.16	0.18	1.30	45
03/31/10	7.36	(0.01	)(c)	4.15	4.14	—		—		11.50	56.25	68,427	1.18	(0.11)	1.35	54
03/31/09	13.16	0.05		(4.44)	(4.39)	(0.02)		(1.39	)(e)	7.36	(33.91)	41,797	1.27	0.48	1.43	64
Institutional Plus Class
09/30/13	16.68	(0.01	)(c)	2.71	2.70	—		—		19.38	16.19	101,622	0.90	(0.16)	1.02	28
03/31/13	15.53	(0.01	)(c)	1.53	1.52	—		(0.37)		16.68	10.05	47,119	0.90	(0.07)	1.02	55
03/31/12(d)	13.31	(0.01	)(c)	2.23	2.22	—		—		15.53	16.68	42,774	0.93	(0.13)	1.05	72

SMALL COMPANY FUND
Institutional Class
09/30/13	19.98	0.01	(c)	2.07	2.08	—		—		22.06	10.41	41,809	1.19	0.12	1.32	8
03/31/13	19.11	0.18	(c)	1.63	1.81	(0.09)		(0.85)		19.98	10.11	78,688	1.22	0.97	1.35	19
03/31/12	19.37	0.09	(c)	0.59	0.68	(0.07)		(0.87)		19.11	4.25	60,370	1.22	0.47	1.35	30
03/31/11	16.56	0.11	(c)	3.89	4.00	(0.01)		(1.18)		19.37	24.83	77,747	1.26	0.64	1.41	28
03/31/10	9.90	0.06	(c)	6.66	6.72	(0.06)		—		16.56	68.04	64,737	1.34	0.47	1.50	30
03/31/09	15.65	0.12		(5.46)	(5.34)	(0.12)		(0.29)		9.90	(34.47)	30,051	1.43	0.88	1.59	32
Institutional Plus Class
09/30/13	20.04	0.03	(c)	2.07	2.10	—		—		22.14	10.48	140,595	0.97	0.26	1.10	8
03/31/13	19.16	0.23	(c)	1.64	1.87	(0.14)		(0.85)		20.04	10.43	90,628	0.97	1.23	1.10	19
03/31/12	19.38	0.13	(c)	0.60	0.73	(0.08)		(0.87)		19.16	4.51	84,974	0.96	0.74	1.10	30
03/31/11(d)	18.09	0.01	(c)	1.28	1.29	—		—		19.38	7.13	64,005	0.93	0.22	1.10	28

See accompanying Notes to Financial Statements.

*	Ratios excluding contractual and voluntary waivers.
(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	Per share data calculated using average shares method.
(d)

Commencement of Operations of Institutional Plus Class shares was as follows: Small Company Fund — December 17, 2010; Short-Intermediate Bond Fund, Balanced Fund, Large Cap Growth Fund and Growth Opportunities Fund — October 14, 2011; Income Fund — October 28, 2011.

(e)	Distribution amount for the Growth Opportunities Fund includes a return of capital distribution of $0.10 and $0.03 per share for the years ended March 31, 2009 and March 31, 2011, respectively.

See accompanying Notes to Financial Statements.

SEMI-ANNUAL REPORT 2013

NOTES TO FINANCIAL STATEMENTS

September 30, 2013 (Unaudited)

1. Organization

Tributary Funds, Inc. (the “Company”) was organized in October 1994 as a Nebraska corporation and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified open-end management investment company issuing its shares in series.  The Company consists of six series, the Short-Intermediate Bond Fund, the Income Fund, the Balanced Fund, the Large Cap Growth Fund, the Growth Opportunities Fund and the Small Company Fund (collectively, the “Funds” and individually, a “Fund”).  Each series represents a distinct portfolio with its own investment objectives and policies.  Effective July 26, 2013, the Core Equity Fund was liquidated and removed as a series of the Company.

All Funds offer Institutional Class and Institutional Plus Class shares without a sales charge.  The two classes differ principally in applicable minimum investment and shareholder servicing fees.  Shareholders bear the common expenses of each Fund and earn income and realized gains/losses from each Fund pro rata based on the average daily net assets of each class, without discrimination between share classes.  Each share class also has different voting rights on matters affecting a single class.  No class has preferential dividend rights.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Company in the preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).  The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of financial statements and the reported amounts of income and expenses for the period.  Actual results could differ from those estimates.

Security Valuation

The net asset value (“NAV”) per share of each Fund is determined each business day as of the close of the New York Stock Exchange (“NYSE”), which is normally 4 p.m. Eastern Time.  In valuing a Fund’s assets for calculating the NAV, securities listed on a securities exchange, market or automated quotation system for which quotations are readily available, including traded over the counter securities, are valued at the official closing price on the primary exchange or market (foreign or domestic) on which they traded or, if there is no such reported price on the valuation date, at the most recent quoted sale price or bid price.  Investments in mutual funds are valued at the NAV per share determined as of the close of the NYSE.  Short-term debt investments (maturing within 60 days) may be valued on an amortized cost basis, unless such value does not approximate market value.  Debt securities (other than short-term investments) are valued at prices furnished by pricing services and generally reflect last reported sales price if the security is actively traded or an evaluated bid price obtained by employing methodologies that utilize actual market transactions; broker supplied valuations; or factors such as yield, maturity, call features, credit ratings, or developments relating to specific securities in arriving at the valuation.  Prices provided by pricing services are subject to review and determination of the appropriate price whenever a furnished price is significantly different from the previous day’s furnished price.

Securities for which quotations are not readily available are valued at fair value as determined in good faith by the Company’s Fair Value Committee (“Fair Value Committee”) pursuant to procedures established by the Company’s Board of Directors (“Board”).  Situations that may require an investment to be fair valued include instances where a security is thinly traded, halted, or restricted as to resale.  In addition, investments may be fair valued based on the occurrence of a significant event.  Significant events may be specific to a particular issuer, such as mergers, restructurings, or defaults.  Alternatively, significant events may affect an entire market, such as natural disasters, government actions, and significant changes in the value of U.S. securities markets.  Securities are fair valued based on observable and unobservable inputs, including the Fair Value Committee’s own assumptions in determining fair value.  Factors used in determining fair value include, but are not limited to:  type of security or asset, trading activity of similar markets or securities, fundamental analytical data relating to the investment, evaluation of the forces that influence the market in which the security is purchased and sold, and information as to any transactions or offers with respect to the security.

Under the Company’s pricing and valuation procedures, the Board has delegated the daily operational oversight of the securities valuation function to the Fair Value Committee, which consists of representatives from the Funds’ adviser, sub-adviser and Treasurer, who serves on the committee as a non-voting member.  The Fair Value Committee is responsible for determining fair

SEMI-ANNUAL REPORT 2013

NOTES TO FINANCIAL STATEMENTS

September 30, 2013 (Unaudited)

valuations for any security for which market quotations are not readily available.  For those securities fair valued under procedures adopted by the Board, the Fair Value Committee reviews and affirms the reasonableness of the fair valuation determinations after considering all relevant information that is reasonably available.  The Fair Valuation Committee’s determinations are subject to review by the Funds’ Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

The Funds use a framework for measuring fair value.  Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants (exit price).  One component of fair value is a three-tier fair value hierarchy.  The basis of the tiers is dependent upon various “inputs” used to determine the value of the Funds’ investments.  These inputs are summarized in the three broad levels listed below:

Level 1 — includes valuations based on quoted prices of identical securities in active markets including valuations for securities listed on a national or foreign stock exchange or investments in mutual funds.

Level 2 — includes valuations for which all significant inputs are observable, either directly or indirectly.  Direct observable inputs include broker quotes, closing prices of similar securities in active markets, closing prices for identical or similar securities in non-active markets, or corporate action or reorganization entitlement values.  Indirect significant observable inputs include factors such as interest rates, yield curves, prepayment speeds or credit ratings.  Level 2 includes valuations for fixed income securities priced by pricing services, broker quotes in active markets, securities subject to corporate actions or ADRs and GDRs for which quoted prices in active markets are not available.

Level 3 — includes valuations based on inputs that are unobservable and significant to the fair value measurement, including the Fair Value Committee’s own assumptions in determining the fair value of the investment.  Inputs used to determine the fair value of Level 3 securities include security specific inputs such as: credit quality, issuer news, trading characteristics, or industry specific inputs such as: trading activity of similar markets or securities, changes in the security’s underlying index, or comparable securities’ models.  Level 3 valuations include securities that are priced based on single source broker quotes, where prices may be unavailable due to halted trading, restricted to resale due to market events, newly issued or investments for which reliable quotes are not available.

To assess the continuing appropriateness of security valuations, the Co-Administrator regularly compares current day prices with prior day prices, transaction prices and alternative vendor prices.  When the comparison results exceed pre-defined thresholds, the Co-Administrator challenges the prices exceeding tolerance levels with the pricing service or broker.  To substantiate Level 3 unobservable inputs, the Adviser and Co-Administrator use a variety of techniques as appropriate, including, transaction back-testing or disposition analysis and review of related market activity.

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

SEMI-ANNUAL REPORT 2013

NOTES TO FINANCIAL STATEMENTS

September 30, 2013 (Unaudited)

The following is a summary of the inputs used to value each Fund’s investments as of September 30, 2013, by category:

	LEVEL 1 - Quoted Prices	LEVEL 2 - Significant Observable Inputs	LEVEL 3 - Significant Unobservable Inputs	Total
Short-Intermediate Bond Fund
Non-U.S. Government Agency Asset-Backed Securities	$—	$23,472,333	$1,687,341	$25,159,674
Corporate Bonds	—	27,703,606	—	27,703,606
Government and Agency Obligations	—	34,585,936	—	34,585,936
Preferred Stocks	415,008	—	—	415,008
Short Term Investments	1,779,647	—	—	1,779,647
Total	$2,194,655	$85,761,875	$1,687,341	$89,643,871

Income Fund
Non-U.S. Government Agency Asset-Backed Securities	$—	$20,400,827	$2,065,194	$22,466,021
Corporate Bonds	—	19,623,253	—	19,623,253
Government and Agency Obligations	—	32,968,304	—	32,968,304
Preferred Stock	437,645	—	—	437,645
Exchange Traded Funds	462,103	—	—	462,103
Investment Company	1,159,756	—	—	1,159,756
Short Term Investments	626,436	—	—	626,436
Total	$2,685,940	$74,152,140	$2,065,194	$77,743,518

Balanced Fund
Common Stocks	$50,036,218	$—	$—	$50,036,218
Corporate Bonds	—	14,041,987	—	14,041,987
Government and Agency Obligations	—	5,368,105	—	5,368,105
Exchange Traded Funds	605,096	—	—	605,096
Short Term Investments	3,587,920	—	—	3,587,920
Total	$54,229,234	$19,410,092	$—	$73,639,326

Large Cap Growth Fund
Common Stocks	$51,880,721	$—	$—	$51,880,721
Short Term Investments	1,215,637	—	—	1,215,637
Total	$53,096,358	$—	$—	$53,096,358

Growth Opportunities Fund
Common Stocks	$158,356,672	$—	$—	$158,356,672
Short Term Investments	834,310	—	—	834,310
Total	$159,190,982	$—	$—	$159,190,982

Small Company Fund
Common Stocks	$179,799,015	$—	$—	$179,799,015
Short Term Investments	3,252,120	—	—	3,252,120
Total	$183,051,135	$—	$—	$183,051,135

The Funds recognize transfers between levels as of the beginning of the period.  There were no significant transfers into or out of Level 1, 2 or 3 during the period ended September 30, 2013.  There were no significant Level 3 valuations for which unobservable valuation inputs were developed at September 30, 2013.

Guarantees and Indemnifications

In the normal course of business, the Company may enter into contracts that contain a variety of representations which provide general indemnifications for certain liabilities.  Each Fund’s maximum exposure under these arrangements is unknown.  However,

SEMI-ANNUAL REPORT 2013

NOTES TO FINANCIAL STATEMENTS

September 30, 2013 (Unaudited)

since their commencement of operations, the Funds have not had claims or losses pursuant to these contracts and expect the risk of loss to be remote.

Under the Company’s organizational documents, its officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Funds.  In addition, certain of the Company’s contracts with service providers contain general indemnification clauses.  The Funds’ maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Funds cannot be determined and the Funds have no historical basis for predicting the likelihood of any such claims.

Securities Transactions, Investment Income and Foreign Taxes

Securities transactions are accounted for no later than one business day following trade date.  For financial reporting purposes, however, on the last business day of the reporting period, security transactions are accounted for on trade date.  Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premium or accretion of discount.  Dividend income is recorded on the ex-dividend date.  Dividends and interest from non-U.S. sources received by a Fund are generally subject to non-U.S. net withholding taxes.  Such withholding taxes may be reduced or eliminated under the terms of applicable U.S. income tax treaties, and each Fund intends to undertake any procedural steps required to claim the benefits of such treaties.  Gains or losses realized on the sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Restricted Securities

A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without registering the transaction under the Securities Act of 1933, as amended (the “1933 Act”), or pursuant to the resale limitations provided by Rule 144A under the 1933 Act, or an exemption from the registration requirements of the 1933 Act.  Whether a restricted security is illiquid or not is determined pursuant to procedures established by the Board.  Not all restricted securities are considered illiquid.  As of September 30, 2013, the Balanced Fund held the following Rule 144A security that was not deemed liquid:

Security	Acquisition Date	Acquisition Cost	Market Value	Percentage of Net Assets
Commonwealth Bank of Australia, 1.97%, 04/13/20	3/31/10	$500,000	$486,664	0.6%

Allocation of Expenses

Expenses directly attributable to a Fund are charged directly to that Fund, while expenses which are attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or another appropriate basis.  Expenses directly attributable to a class are charged directly to that class, while expenses attributable to both classes are allocated to each class based upon the ratio of net assets for each class as a percentage of total net assets.

Distributions to Shareholders

Dividends from net investment income are declared daily and paid monthly for the Short-Intermediate Bond and Income Funds.  The Balanced Fund declares and pays dividends from net investment income quarterly.  The Large Cap Growth Fund, Growth Opportunities Fund and Small Company Fund declare and pay dividends from net investment income, if any, annually.  Distributions of net realized capital gains, if any, are declared and distributed at least annually for all the Funds only to the extent they exceeded available capital loss carryovers.  The amount and timing of distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

3. Related Party Transactions and Fees and Agreements

Tributary Capital Management, LLC (“Tributary”), a subsidiary of First National Bank of Omaha (“FNBO”), which is a subsidiary of First National Bank of Nebraska, Inc., serves as the investment adviser to the Funds.  Each Fund pays a monthly fee at an annual rate of the following percentages of each Fund’s average daily net assets:  0.50% for the Short-Intermediate Bond Fund, 0.60% for the Income Fund, 0.75% for each of the Balanced Fund and Growth Opportunities Fund, 0.90% for the Large Cap Growth Fund and 0.85% for the Small Company Fund.  First National Fund Advisers (“FNFA”), a division of FNBO,

SEMI-ANNUAL REPORT 2013

NOTES TO FINANCIAL STATEMENTS

September 30, 2013 (Unaudited)

serves as the investment sub-adviser for the Short-Intermediate Bond Fund and Income Fund.  Prior to July 26, 2013, FNFA served as investment sub-adviser for the Balanced Fund.  Effective July 26, 2013, the FNFA Sub-Advisory contract was terminated for the Balanced Fund and Tributary, as investment adviser, assumed portfolio management responsibilities of the Fund.

Tributary has contractually agreed to waive certain of its fees until July 31, 2014 at the annual rate of the following percentages of each Fund’s average daily net assets:  0.22% for the Short-Intermediate Bond Fund, 0.27% for the Income Fund, 0.125% for the Balanced Fund, 0.30% for the Large Cap Growth Fund, 0.12% for the Growth Opportunities Fund and 0.13% for the Small Company Fund.  None of the waived fees can be recaptured in subsequent periods.  The amounts waived for each Fund are recorded as expenses waived by adviser in each Fund’s Statement of Operations.

JPMorgan Chase Bank, N.A. serves as the custodian for each of the Funds.  DST Systems, Inc. serves as transfer agent for the Funds, whose functions include disbursing dividends and other distributions.  Tributary and JFS serve as co-administrators of the Funds.  As compensation for its administrative services, each co-administrator is entitled to a fee, calculated daily and paid monthly based on each Fund’s average daily net assets.  Tributary receives 0.07% of each Fund’s average daily net assets.  Beacon Hill Fund Services, Inc. provides the Funds’ Anti-Money Laundering Compliance Officer and Chief Compliance Officer services.

The Company has adopted an Administrative Services Plan, which allows the Funds’ Institutional Class shares to charge a shareholder services fee, pursuant to which each Fund is authorized to pay compensation at an annual rate of up to 0.25% of the average daily net assets to banks and other financial institutions, that may include the advisers, their correspondent and affiliated banks, including FNBO (each a “Service Organization”).  Under the Administrative Services Plan, the Funds may enter into a Servicing Agreement with a Service Organization whereby such Service Organization agrees to provide certain record keeping and/or administrative support services for their customers or account holders who are the beneficial or record owner of the shares of a Fund.  The Funds maintain Servicing Agreements, one of which is with FNBO.  For the period ended September 30, 2013, the Funds paid FNBO as follows: Short Intermediate Bond Fund — $20,748; Income Fund — $22,209; Balanced Fund — $1,247; Large Cap Growth Fund — $10,760; Growth Opportunities Fund — $26,129; Small Company Fund — $27,685.  The amounts charged to the Funds and paid to FNBO for shareholder service fees are reported within the Statements of Operations.

4. Investment Transactions

The aggregate cost of purchases and proceeds from sales of securities, excluding U.S. Government securities and short-term investments (maturing less than one year from acquisition), for the period ended September 30, 2013 were as follows:

	Purchases	Sales
Short-Intermediate Bond Fund	$19,843,515	$9,016,416
Income Fund	9,689,507	6,325,056
Balanced Fund	25,543,094	24,402,493
Large Cap Growth Fund	10,233,643	20,310,220
Growth Opportunities Fund	46,984,216	39,592,219
Small Company Fund	14,163,862	16,056,722

The aggregate cost of purchases and proceeds from sales of long-term U.S. Government securities for the period ended September 30, 2013 were as follows:

	Purchases	Sales
Short-Intermediate Bond Fund	$21,049,869	$18,132,113
Income Fund	24,803,230	26,061,772
Balanced Fund	1,000,830	944,543

5. Capital Share Transactions

The Company is authorized to issue a total of 1,000,000,000 shares of common stock, 999,999,990 of which may be issued in series with a par value of $0.00001 per share.  The Board is empowered to allocate such shares among different series of the Company’s shares without shareholder approval.

SEMI-ANNUAL REPORT 2013

NOTES TO FINANCIAL STATEMENTS

September 30, 2013 (Unaudited)

6. Federal Income Taxes

The following information is presented on an income tax basis.  It is each Fund’s policy to continue to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders sufficient to relieve it from all, or substantially all, federal income and excise taxes.  Therefore, no provision is made for federal income or excise taxes.  Withholding taxes on foreign dividends have been paid or provided for in accordance with each applicable country’s tax rules and rates.

Differences between amounts reported for financial statements and federal income tax purposes are primarily due to timing and character difference in recognizing gains and losses on investment transactions.

To the extent the differences between the amounts recognized for financial statements and federal income tax purposes are permanent in nature, such amounts are reclassified within the capital accounts based on their federal income tax treatment; temporary differences do not require reclassification.  Permanent differences may include but are not limited to the following: reclassifications related to Treasury Inflation-Protected Securities, market discount, premium and/or paydown securities, REIT securities, net operating losses, expired capital loss carryforwards and distribution adjustments.  These reclassifications have no impact on net assets.

As of September 30, 2013, the cost of investments and the components of net unrealized appreciation for U.S. federal income tax purposes were as follows:

	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Short-Intermediate Bond Fund	$89,164,211	$1,271,555	$(791,895)	$479,660
Income Fund	77,337,634	2,529,674	(2,123,790)	405,884
Balanced Fund	57,246,652	16,589,535	(196,861)	16,392,674
Large Cap Growth Fund	33,526,652	19,629,048	(59,342)	19,569,706
Growth Opportunities Fund	100,419,026	58,878,259	(106,303)	58,771,956
Small Company Fund	130,515,868	53,923,768	(1,388,501)	52,535,267

The tax character of dividends and distributions paid during the Funds’ last fiscal year ended March 31, 2013 were as follows:

	Net Ordinary Income*	Net Long Term Capital Gains	Total Distributions Paid**
Short-Intermediate Bond Fund	$1,733,364	$—	$1,733,364
Income Fund	2,121,357	—	2,121,357
Balanced Fund	662,885	—	662,885
Large Cap Growth Fund	130,511	2,046,269	2,176,780
Growth Opportunities Fund	—	2,767,317	2,767,317
Small Company Fund	1,338,646	6,210,221	7,548,867

*   Net ordinary income consists of net taxable income derived from dividends, interest, and net short-term capital gains, if any.

** Total distributions paid may differ from the Statement of Changes in Net Assets because distributions are recognized when actually paid for tax purposes.

Under the Regulated Investment Company Modernization Act of 2010 (“Act”), a Fund is permitted to carry forward capital losses for an unlimited period.  However, any losses incurred during post-enactment taxable years are required to be utilized prior to the losses incurred in pre-enactment taxable years.  As a result of this ordering rule, pre-enactment capital loss carry forwards may be more likely to expire unused.  Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses, and will not be considered exclusively short-term as under previous law.

SEMI-ANNUAL REPORT 2013

NOTES TO FINANCIAL STATEMENTS

September 30, 2013 (Unaudited)

At March 31, 2013, the Funds’ last fiscal year end, the following Funds had pre-enactment unused capital loss carryovers for U.S. federal income tax purposes, which may be used to offset future net realized capital gains. If not used, the capital loss carryovers will expire as follows:

	2014	2015	2016	2017	2018	Total
Short-Intermediate Bond Fund	$726,566	$1,593,824	$852,078	$577,072	$—	$3,749,540
Income Fund	—	24,212	267,178	—	—	291,390

At March 31, 2013, the Funds’ last fiscal year end, the following Funds had post-enactment unused capital loss carryovers for U.S. federal income tax purposes, which may be used to offset future net realized capital gains and will be carried forward indefinitely and retain their character as follows:

	Short Term Capital Losses	Long Term Capital Losses
Short-Intermediate Bond Fund	$—	$333,233

Under current tax law, certain capital losses realized after October 31, and certain ordinary losses realized after December 31 but before the end of the fiscal year (“Post-October losses” and “Late Year Losses”, respectively) may be deferred and treated as occurring on the first business day of the following fiscal year.  For the year ended March 31, 2013, the following Funds deferred to April 1, 2013 these losses of:

	Post-October Capital Losses	Late Year Ordinary Losses
Balanced Fund	$36,590	$—
Large Cap Growth Fund	261,112	—
Growth Opportunities Fund	—	124,361

The Funds comply with FASB Accounting Standards Codification (“ASC”) Topic 740, “Income Taxes.”  FASB ASC Topic 740 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements.  FASB ASC Topic 740 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing each Fund’s tax return to determine whether it is more-likely-than-not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position.  Funds with tax positions not deemed to meet the “more-likely-than-not” threshold would be required to record a tax expense in the current year.  FASB ASC Topic 740 requires that management evaluate the tax position taken in returns for the tax years ended March 31, 2010 through March 31, 2013, which remain subject to examination by all major tax jurisdictions, including federal and the State of Nebraska.  Management completed an evaluation of the Funds’ tax positions and based on that evaluation, determined that no tax liability resulted from unrecognized tax benefits related to uncertain tax positions and therefore no provision for federal income tax was required in the Funds’ financial statements for the period ended September 30, 2013.

7.  Subsequent Events

Management has evaluated subsequent events for the Funds through the date the financial statements are issued and has concluded there are no events that require adjustments to the financial statements or disclosure in the footnotes except for the following:

At the meeting held on November 19, 2013, the Board voted to approve the liquidation of the Large Cap Growth Fund on or about January 29, 2014.

SEMI-ANNUAL REPORT 2013

ADDITIONAL FUND INFORMATION

September 30, 2013 (Unaudited)

Proxy Voting Policy

Information regarding the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-662-4203.  The information also is included in the Company’s Statement of Additional Information, which is available on the Funds’ website at www.tributaryfunds.com and on the Securities and Exchange Commission’s (the “SEC”) website at www.sec.gov.

Information relating to how each Fund voted proxies relating to portfolio securities held during the most recent twelve months ended June 30 is available by writing to the Company at P.O. Box 219022, Kansas City, Missouri, 64141-6002, by calling 1-800-662-4203 and on the Securities and Exchange Commission’s website at www.sec.gov.

Quarterly Holdings

The Company files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  Forms N-Q are available free of charge on the SEC’s website at www.sec.gov or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.  Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Table of Shareholder Expenses

As a shareholder of the Funds, you incur ongoing costs, including management fees, shareholder servicing fees and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.  The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expense Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and will not help you determine the relative total costs of owning different funds.

	Expenses Using Actual Fund Return				Expenses Using Hypothetical 5% Return
	Beginning Account Value 4/01/13	Ending Account Value 9/30/13	Expense Paid During Period*	Expense Ratio During Period**	Beginning Account Value 4/01/13	Ending Account Value 9/30/13	Expense Paid During Period*	Expense Ratio During Period**
Short-Intermediate Bond Fund
Institutional Class	$1,000.00	$994.80	$3.95	0.79%	$1,000.00	$1,021.11	$4.00	0.79%
Institutional Plus Class	1,000.00	996.20	3.00	0.60	1,000.00	1,022.05	3.05	0.60
Income Fund
Institutional Class	1,000.00	985.00	3.98	0.80	1,000.00	1,021.06	4.05	0.80
Institutional Plus Class	1,000.00	984.70	3.23	0.65	1,000.00	1,021.83	3.28	0.65
Balanced Fund
Institutional Class	1,000.00	1,069.30	5.97	1.14	1,000.00	1,019.30	5.82	1.14
Institutional Plus Class	1,000.00	1,069.40	5.03	0.96	1,000.00	1,020.22	4.90	0.96
Large Cap Growth Fund
Institutional Class	1,000.00	1,123.20	6.01	1.13	1,000.00	1,019.40	5.72	1.13
Institutional Plus Class	1,000.00	1,122.40	4.89	0.92	1,000.00	1,020.47	4.64	0.92
Growth Opportunities Fund
Institutional Class	1,000.00	1,161.20	5.80	1.07	1,000.00	1,019.70	5.42	1.07
Institutional Plus Class	1,000.00	1,161.90	4.88	0.90	1,000.00	1,020.57	4.55	0.90
Small Company Fund
Institutional Class	1,000.00	1,104.10	6.28	1.19	1,000.00	1,019.10	6.02	1.19
Institutional Plus Class	1,000.00	1,104.80	5.12	0.97	1,000.00	1,020.18	4.93	0.97

*Expenses paid during the period are equal to the annualized net expense ratio, multiplied by the average account value over the period, then multiplied by 183/365 (to reflect the most recent 6-month period).

**Annualized.

SEMI-ANNUAL REPORT 2013

INVESTMENT ADVISORY AGREEMENT APPROVAL

September 30, 2013 (Unaudited)

Review and Approval of the Funds’ Advisory and Sub-Advisory Agreements

On May 21, 2013, the Board of Directors (the “Board”) of Tributary Funds, Inc. (the “Funds”), including all of the Directors who are not parties to any of the investment advisory or sub-advisory agreements for the Company or “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”), of any party to such agreements (the “Independent Directors”) voted to continue (i) the Investment Advisory Agreement dated May 3, 2010, between the Funds and Tributary Capital Management, LLC (“Tributary”), the investment adviser to the Funds and (ii) the Investment Sub-Advisory Agreement dated May 4, 2010, between Tributary and First National Fund Advisers (“FNFA”), with respect to the Balanced Fund, and (iii) the Investment Sub-Advisory Agreement dated November 17, 2011, between Tributary and FNFA, with respect to the Short-Intermediate Bond Fund and the Income Fund.

Tributary Capital Management, LLC

In its deliberations, the Board did not identify any single piece of information that was controlling or determinative for its decision respecting the investment advisory agreement with Tributary.  However, the following are the Board’s conclusions respecting the material factors the Board considered when approving the continuance of the investment advisory agreement with Tributary.

Nature, Extent, and Quality of Services to be Provided.

The Board received and considered a variety of information pertaining to the nature, extent, and quality of services to be provided by Tributary under the advisory agreement with Tributary (the “Tributary Agreement”).  The Board reviewed biographical information for each portfolio manager to be employed by Tributary who would be providing services under the Tributary Agreement and noted the breadth and depth of experience presented. The Board carefully evaluated the nature, quality, and extent of Tributary’s advisory services.  The Board noted the apparent absence of potential conflicts of interest.  The Board also evaluated Tributary’s organization, resources, and research capabilities.  The Board requested and evaluated Tributary’s organizational documents, including its registration with the SEC.  The Board also reviewed Tributary’s portfolio transaction execution and soft dollar policies and practices, which the Board found consistent with those followed by funds.  The Board found Tributary policies and procedures for allocating transactions among accounts to be consistent with prior best practices.  Based on the historical financial stability of First National and its parent company as it relates to the operations Tributary, the Board concluded that Tributary would be sufficiently capitalized to satisfy its obligations to the Funds.  After reviewing the foregoing information and further information in Tributary’s responses (e.g., descriptions of Tributary’s business, its compliance programs, and its Form ADV), the Board concluded that, in light of all the facts and circumstances, the quality, extent, and nature of the services to be provided by Tributary were satisfactory and adequate for the Funds.

Investment Performance.

The Board recognized that the investment objective and principal investment strategies of the Funds are expected to continue substantially unchanged under the extended Tributary Agreement.  It was noted that the portfolio management team at Tributary managing the Funds would continue to manage such Funds. The Board reviewed the Morningstar and Lipper “peer groups” identified by Tributary as an appropriate benchmark for evaluating the performance to be achieved by Tributary for the Funds.  The Board noted that each of the Fund’s performance outperformed some comparable funds and underperformed others.   After reviewing and discussing the performance of the Funds further, Tributary’s portfolio managers’ experience managing the Funds, and Tributary’s historical investment performance, and other relevant factors, the Board concluded, in light of all the facts and circumstances, that the investment performance of the Funds and Tributary was satisfactory, but that further consideration will be given in coming weeks to the Core Equity Fund, as discussed at the meeting.

Cost of Services Provided and Profitability.

The Board reviewed the rate of Tributary’s current advisory fee in relation to the nature, extent, and quality of services to be provided by Tributary.  The Board noted the consistency of the advisory fees with current advisory fees charged by similar advisers for comparable funds with comparable objectives.  The Board also noted that the Funds expense ratios were in line with expense ratios of funds within their peer group.  Based on the foregoing, the Board concluded that the fees to be paid to Tributary, the costs of the services to be provided, and the profits that may be realized by Tributary, in light of all the facts and circumstances, were fair and reasonable in relation to the nature and quality of the services provided by Tributary and that they reflected charges within a range of what could have been negotiated at arm’s length.

Economies of Scale.

The Board also noted that Tributary could realize economies of scale and synergies of operations as it manages the Funds, but noted that the small number of investment professionals and limited amount of assets under management could limit such economies of scale.

Employment Arrangements.

The Board considered Tributary’s personnel, as well as its plans for attracting and retaining high quality investment professionals.  The Board reviewed each of these individuals’ biographies.  The Board also considered Tributary’s method for determining the compensation of each of the portfolio managers proposed to continue to be assigned to the Funds.  It was noted that Tributary offers a competitive compensation package that includes incentive bonus payments, firm contributions to 401K plans and continuing education.  Finally, it was noted that Tributary provides a workplace environment that is conducive to attracting and retaining high quality investment professionals.  The Board found this method to be consistent with methodologies used in the industry.

Legal Consideration.

The Board reviewed Tributary’s compliance program, including the procedures adopted and maintained by Tributary.  The Board noted that these procedures were in accordance with the Investment Advisers Act of 1940, as amended, and that the compliance program was generally consistent with the standard set forth under the 1940 Act.  The Board also reviewed Tributary’s Code of Ethics, which the Board found consistent with the Code of Ethics of other investment advisers.  The Board also considered Tributary’s internal controls in connection with its review of Tributary’s compliance program.  The Board noted that it was not aware of any pending or anticipated legal proceedings or investigations involving Tributary.

Other Considerations.

The Board also identified and considered benefits that could be anticipated to accrue to Tributary because of its relationship with the Funds, including enhanced marketing.

Based on the Board’s deliberations and its evaluation of the information described above, the Board unanimously, including all of its Directors who are not parties to the Tributary Agreement or “interested persons” of any such party (as such term is defined by the 1940 Act) (the “Independent Directors”), concluded (a) that the terms of the Tributary Agreement are fair and reasonable; and (b) that Tributary fees under the Tributary Agreement are reasonable in light of the services that Tributary will provide to the Funds.

First National Fund Advisers

In its deliberations, the Board did not identify any single piece of information that was controlling or determinative for its decision respecting the investment sub-advisory agreement with FNFA.  However, the following are the Board’s conclusions respecting the material factors the Board considered when approving the continuance of the investment sub-advisory agreement with FNFA.

Nature, Extent, and Quality of Services to be Provided.

The Board received and considered a variety of information pertaining to the nature, extent, and quality of services to be provided by FNFA under the FNFA Agreement.  The Board reviewed biographical information for each portfolio manager employed by FNFA who would be providing services under the FNFA Agreement and noted the breadth and depth of experience presented (including that the personnel servicing the FNFA Funds). The Board carefully evaluated the nature, quality, and extent of FNFA’s advisory services, including its services as sub-adviser to Tributary on behalf of the FNFA Funds.  The Board noted the apparent absence of potential conflicts of interest.  The Board also evaluated FNFA’s organization, resources, and research capabilities, which the Board noted were consistent with those of Tributary.  The Board requested and evaluated FNFA’s organizational documents, including its registration with the SEC.  The Board also reviewed FNFA’s portfolio transaction execution and soft dollar policies and practices, which the Board found consistent with those followed by Tributary.  The Board found FNFA policies and procedures for allocating transactions among accounts to be consistent with those currently followed by Tributary.  Based on the historical financial stability of First National and its parent company as it relates to the operations of FNFA, the Board concluded that FNFA (through Tributary) would be sufficiently capitalized to satisfy its obligations to the Funds.  After reviewing the foregoing information and further information in FNFA’s responses (e.g., descriptions of FNFA’s business, its compliance programs, and its Form ADV), the Board concluded that, in light of all the facts and circumstances, the quality, extent, and nature of the services to be provided by FNFA were satisfactory and adequate for the FNFA Funds.  It was noted in discussion that Tributary is giving consideration to a change in the sub-advisory relationship with respect to the Balanced Fund.

Investment Performance.

The Board recognized that the investment objective and principal investment strategies of the FNFA Funds are expected to continue substantially unchanged under the extended FNFA Agreement.  It was noted that the portfolio management team at FNFA managing the FNFA Funds would continue to manage such funds. The Board reviewed the Morningstar and Lipper “peer groups” identified by FNFA as an appropriate benchmark for evaluating the performance to be achieved by FNFA for the FNFA Funds.  The Board noted that each of the FNFA Funds performance outperformed some comparable funds and underperformed others.   After reviewing and discussing the performance of the Funds further, FNFA’s portfolio managers’ experience managing the FNFA Funds, and FNFA’s historical investment performance, and other relevant factors, the Board concluded, in light of all the facts and circumstances, that the investment performance of the FNFA Funds and FNFA was satisfactory.

Cost of Services Provided and Profitability.

The Board reviewed the rate of FNFA’s sub-advisory fee in relation to the nature, extent, and quality of services to be provided by FNFA.  The Board noted the consistency of the proposed sub-advisory fees with current sub-advisory fees charged by similar sub-advisers for comparable funds with comparable objectives.  The Board noted that the fees charged by FNFA would remain the same as the fees currently charged by FNFA and that Tributary — not the FNFA Funds — would pay the proposed sub-advisory fees to FNFA. The Board also noted that the FNFA Funds’ expense ratios were in line with expense ratios of funds within their peer group.  Based on the foregoing, the Board concluded that the fees to be paid to FNFA, the costs of the services to be provided, and the profits that may be realized by FNFA, in light of all the facts and circumstances, were fair and reasonable in relation to the nature and quality of the services provided by FNFA and that they reflected charges within a range of what could have been negotiated at arm’s length.

Economies of Scale.

The Board also noted that FNFA could realize economies of scale and synergies of operations as it manages the FNFA Funds, but noted that the small number of investment professionals and limited amount of assets under management could limit such economies of scale.

Employment Arrangements.

The Board considered FNFA’s personnel as well as its plans for attracting and retaining high quality investment professionals.  The Board reviewed each of these individuals’ biographies.  The Board also considered FNFA’s method for determining the compensation of each of the portfolio managers.  It was noted that FNFA offers a competitive compensation package that includes incentive bonus payments, firm contributions to 401K plans and continuing education.  Finally, it was noted that FNFA provides a workplace environment that is conducive to attracting and retaining high quality investment professionals.  The Board found this method to be consistent with methodologies used by Tributary.

Legal Consideration.

The Board reviewed FNFA’s compliance program, including the procedures adopted and maintained by FNFA.  The Board noted that these procedures were in accordance with the Investment Advisers Act of 1940, as amended, and that the compliance program was generally consistent with the standard set forth under the 1940 Act.  The Board also reviewed FNFA’s Code of Ethics, which the Board found consistent with the Code of Ethics of other investment advisers, including that of Tributary.  The Board also considered FNFA’s internal controls in connection with its review of FNFA’s compliance program.  The Board noted that it was not aware of any pending or anticipated legal proceedings or investigations involving FNFA.

Other Considerations.

The Board also identified and considered benefits that could be anticipated to accrue to FNFA because of its relationship with the FNFA Funds, including enhanced marketing.

Based on the Board’s deliberations and its evaluation of the information described above, the Board unanimously, including all of its Directors who are not parties to the FNFA Agreement or “interested persons” of any such party (as such term is defined by the 1940 Act) (the “Independent Directors”), concluded (a) that the terms of the FNFA Agreement are fair and reasonable; and (b) that FNFA’s fees under the FNFA Agreement are reasonable in light of the services that FNFA provided to the FNFA Funds.

Investment Adviser

This report has been prepared for the general information of Tributary Funds’ shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Tributary Funds’ prospectus. The prospectus contains more complete information about Tributary Funds’ investment objectives, management fees and expenses, risks and operating policies. Please read the prospectus carefully before investing or sending money.

For more information

call 1-800-662-4203

or write to:

Tributary Funds Service Center

P.O. Box 219022

Kansas City, Missouri 64121-9022

or go to:

www.tributaryfunds.com

or email:

TributaryFunds@tributarycapital.com

Tributary Capital Management, LLC
1620 Dodge Street, Stop 1089
Omaha, Nebraska 68197

Investment Sub-Adviser
(Short-Intermediate Bond Fund and Income Fund only)
First National Fund Advisers
215 West Oak Street, 4th Floor
Fort Collins, Colorado 80521

Custodian
JPMorgan Chase
4 New York Plaza, 12th Floor
New York, NY 10004

Co-Administrators
Jackson Fund Services
225 West Wacker Drive, Suite 1200
Chicago, Illinois 60606

Tributary Capital Management, LLC
1620 Dodge Street, Stop 1089
Omaha, Nebraska 68197

Distributor
Northern Lights Distributors, LLC
17605 Wright Street
Omaha, Nebraska 68130

Legal Counsel
Husch Blackwell LLP
13330 California Street, Suite 200
Omaha, NE 68154

Compliance Services
Beacon Hill Fund Services, Inc.
4041 N. High Street, Suite 402
Columbus, Ohio 43214

Forward Motion. Momentum. Success.

2747-NLD-11/4/2013

TF-SAR-0913

Item 2. Code of Ethics.

Not applicable to the semi-annual filing.

Item 3.  Audit Committee Financial Expert.

Not applicable to the semi-annual filing.

Item 4.  Principal Accountant Fees and Services.

Not applicable to the semi-annual filing.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

(a)                                 Included as a part of the report to shareholders filed under Item 1.

(b)                                 Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Directors since the registrant last disclosed such procedures.

Item 11. Controls and Procedures.

(a)                                 The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)                                 There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR 270.30a-

3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)                  Not applicable to the semi-annual filing.

(a)(2)                  Certifications pursuant to Rule 30a-2(a) under the Act are attached hereto.

(a)(3)                  Not applicable.

(b)                                 Certifications pursuant to Rule 30a-2(b) under the Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Tributary Funds, Inc.

By:	/s/ Daniel W. Koors
Name:	Daniel W. Koors
Title:	Treasurer
Date:	December 6, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen R. Frantz
Name:	Stephen R. Frantz
Title:	President
Date:	December 6, 2013

By:	/s/ Daniel W. Koors
Name:	Daniel W. Koors
Title:	Treasurer
Date:	December 6, 2013

EXHIBIT LIST

Exhibit 12(a)(2)(a)	Certification of the Principal Executive Officer required by Rule 30a-2(a) under the Act.

Exhibit 12(a)(2)(b)	Certification of the Principal Financial Officer required by Rule 30a-2(a) under the Act.

Exhibit 12(b)	Certification required by Rule 30a-2(b) under the Act.